AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION December 9, 1996.

                                                              File Nos. 33-18774
                                                                    and 811-5404

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.
                                ----                       ----

  Post-Effective Amendment No.   13                         X
                                ----                       ----
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.  12                                         X
                ----                                       ----

                       KEYSTONE GLOBAL OPPORTUNITIES FUND
               (Exact name of Registrant as specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                              Boston, MA 02116-5034
                     (Name and Address of Agent for Service)


   It is proposed that this filing will become effective

        immediately upon filing pursuant to paragraph (b)
   ---
    X   on December 10, 1996 pursuant to paragraph (b)
   ---
        60 days after filing pursuant to paragraph (a)(1)
   ---
        on (date) pursuant to paragraph (a)(1)
   ---
        75 days after filing pursuant to paragraph (a)(2)
   ---
        on (date) pursuant to paragraph (a)(2) of Rule 485.
   ---

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's last fiscal year ended September 30, 1996 was filed November 27, 1996.

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 13
                                       to
                             REGISTRATION STATEMENT

              This Post-Effective Amendment No. 13 to Registration
                  Statement No. 33-18774/811-5404 consists of
           the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet


                                     PART A

                                   Prospectus


                                     PART B

                       Statement of Additional Information


                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Advisers

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                     Exhibits (including Powers of Attorney)

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A         Prospectus Caption
---------         ------------------
    1             Cover Page

    2             Fee Table

    3             Financial Highlights

    4             Cover Page
                  The Fund
                  Investment Objective and Policies
                  Investment Restrictions
                  Risk Factors
                  Additional Investment Information

    5             Fund Management and Expenses
                  Additional Information

    5A            Not applicable

    6             The Fund
                  Dividends and Taxes
                  Alternative Sales Options
                  Fund Shares

    7             How to Buy Shares
                  Distribution Plans
                  Contingent Deferred Sales Charge and
                    Waiver of Sales Charge
                  Shareholder Services
                  Pricing Shares

    8             How to Redeem Shares

    9             Not applicable


Items in
Part B of
Form N-1A         Statement of Additional Information Caption
----------        -------------------------------------------
   10             Cover Page

   11             Table of Contents

   12             Not applicable

   13             The Fund
                  Investment Objective and Policies
                  Investment Restrictions
                  Appendix

   14             Trustees and Officers
                  Declaration of Trust

   15             Additional Information

   16             Distribution Plans
                  Investment Management
                  Principal Underwriter
                  Expenses (Class A, B and C only)
                  Additional Information

   17             Brokerage

   18             Declaration of Trust

   19             Valuation of Securities
                  Sales Charges
                  Distribution Plans

   20             Distributions and Taxes

   21             Principal Underwriter

   22             Standardized Total Return and Yield Quotations
                  (Class A, B and C only)

   23             Financial Statements (Class A, B and C only)

                       KEYSTONE GLOBAL OPPORTUNITIES FUND


                                     PART A


                           CLASS A, B AND C PROSPECTUS

KEYSTONE GLOBAL OPPORTUNITIES FUND
PROSPECTUS DECEMBER 10, 1996

CLASS A
CLASS B
CLASS C

  Keystone Global Opportunities Fund (the "Fund") is a mutual fund that is authorized to issue more than one series of shares ("Portfolios"). At this time, the Fund issues shares of only one Portfolio, the Global Opportunities Portfolio (the "Portfolio").


  The Portfolio's objective is capital growth. The Portfolio's investments are globally varied and primarily comprised of equity securities of small to medium sized companies in a relatively early stage of development.


  The Portfolio currently offers Class A, B, and C shares. Information on share classes and their fee and sales charge structures may be found in the "Fee Table," "Dividends and Taxes," "How to Buy Shares," "Alternative Sales Options," "Contingent Deferred Sales Charge and Waiver of Sales Charges," "Distribution Plans" and "Fund Shares" sections of this prospectus.

  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated December 10, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.


KEYSTONE GLOBAL OPPORTUNITIES FUND
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898


TABLE OF CONTENTS
                                                                          Page
Fee Table                                                                    2
Financial Highlights                                                         3
The Fund                                                                     6
Global Opportunities Portfolio -- Investment Objective and Policies          6
Investment Restrictions                                                      8
Risk Factors                                                                 8
Pricing Shares                                                               9
Dividends and Taxes                                                         10
Fund Management and Expenses                                                11
How to Buy Shares                                                           14
Alternative Sales Options                                                   15
Contingent Deferred Sales Charge and Waiver of Sales Charges                19
Distribution Plans                                                          20
How to Redeem Shares                                                        21
Shareholder Services                                                        23
Performance Data                                                            25
Fund Shares                                                                 25
Additional Information                                                      26
Additional Investment Information                                          (i)
Exhibit A                                                                  A-1

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE
                      KEYSTONE GLOBAL OPPORTUNITIES FUND
    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class of shares of the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Alternative Sales Options"; "Contingent Deferred Sales Charge and Waiver of Sales Charges"; "Distribution Plans"; and "Shareholder Services."

                                                       CLASS A SHARES     CLASS B SHARES          CLASS C SHARES
                                                          FRONT-END          BACK-END               LEVEL LOAD
                                                         LOAD OPTION      LOAD OPTION(1)             OPTION(2)
                                                        -------------     --------------          ---------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases  ..........      5.75%(3)         None                      None
  (as a percentage of offering price)

Deferred Sales Load ...............................      0.00%(4)         5.00% in the first year   1.00% in the first
  (as a percentage of the lesser of original                              declining to 1.00% in     year and 0.00%
  purchase price or redemption proceeds, as                               the sixth year and        thereafter
  applicable)                                                             0.00% thereafter
Exchange Fee (per exchange)(5) ....................     $10.00            $10.00                    $10.00

ANNUAL FUND OPERATING EXPENSES(6)
  (as a percentage of average net assets)
Management Fees ...................................      0.91%            0.91%                     0.91%
12b-1 Fees ........................................      0.23%            1.00%(7)                  1.00%(7)
Other Expenses ....................................      0.48%            0.49%                     0.49%
                                                         ----             ----                      ----
Total Fund Operating Expenses .....................      1.62%            2.40%                     2.40%
                                                         ====             ====                      ====

EXAMPLES(8)                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                  ------       -------      -------     --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each period:
    Class A ...................................................................     $73         $106         $141         $239
    Class B ...................................................................     $74         $105         $148         $254
    Class C ...................................................................     $34         $ 75         $128         $274
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class A ...................................................................     $73         $106         $141         $239
    Class B ...................................................................     $24         $ 75         $128         $254
    Class C ...................................................................     $24         $ 75         $128         $274
AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
(1) Class B shares purchased on or after June 1, 1995 convert tax free to Class A shares after eight years. See "Class B shares" for more information.
(2) Class C shares are available only through broker-dealers who have entered into special distribution agreements with
    Keystone Investment Distributors Company, the Fund's principal underwriter.
(3) The sales load applied to purchases of Class A shares declines as the amount invested increases. See "Class A Shares."
(4) Purchases of Class A shares in the amount of $1,000,000 or more and/or purchases made by certain qualifying retirement or other plans are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge. See the "Class A Shares" and "Contingent Deferred Sales Charge and Waiver of Sales Charges" sections of this prospectus for an explanation of the charge.
(5) There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated Response
    Line ("KARL"). (For a description of KARL, see "Shareholder Services.")
(6) Expense ratios are for the Fund's fiscal year ended September 30, 1996. Total Fund Operating Expenses include indirectly paid expenses. Commencing January 2, 1997, the Fund currently intends to offers Class Y shares which have different expenses and no sales charges.
(7) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the
    National Association of Securities Dealers, Inc. ("NASD").
(8) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.


                             FINANCIAL HIGHLIGHTS

                      KEYSTONE GLOBAL OPPORTUNITIES FUND
              GLOBAL OPPORTUNITIES PORTFOLIO  -- CLASS A SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Portfolio and has been audited by KPMG Peat Marwick LLP, the Portfolio's independent auditors. The table appears in the Portfolio's Annual Report and should be read in conjunction with the Portfolio's financial statements and related notes, which also appear, together with the independent auditors' report, in the Portfolio's Annual Report. The Portfolio's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Portfolio's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                                  MARCH 16, 1988
                                                                                                                 (COMMENCEMENT OF
                                                       YEAR ENDED SEPTEMBER 30,                                   OPERATIONS) TO
                        ---------------------------------------------------------------------------------------   SEPTEMBER 30,
                           1996         1995       1994      1993      1992       1991      1990      1989             1988
                           ----         ----       ----      ----      ----       ----      ----      ----          ----------
NET ASSET VALUE
  BEGINNING OF YEAR ..     $23.43      $19.42      $18.02    $11.69    $12.89    $ 9.89    $11.17    $ 9.77           $10.00
                           ------      ------      ------    ------    ------    ------    ------    ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income
  (loss) .............      (0.06)      (0.16)      (0.04)   (0.14)     (0.08)     0.17      0.19      0.09             0.05
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  related transactions       1.19        4.17        1.60      6.47      0.23      3.06     (1.27)     1.66            (0.28)
                           ------      ------      ------    ------    ------    ------    ------    ------           ------
  Total from investment
    operations .......       1.13        4.01        1.56      6.33      0.15      3.23     (1.08)     1.75            (0.23)
                           ------      ------      ------    ------    ------    ------    ------    ------           ------
LESS DISTRIBUTIONS FROM
Net investment income        0.00        0.00        0.00      0.00      0.00     (0.23)    (0.12)    (0.09)            0.00
Net realized gains on
  investments ........       0.00        0.00       (0.16)     0.00     (1.35)     0.00     (0.08)    (0.26)            0.00
                           ------      ------      ------    ------    ------    ------    ------    ------           ------
  Total distributions        0.00        0.00       (0.16)     0.00     (1.35)    (0.23)    (0.20)    (0.35)            0.00
                           ------      ------      ------    ------    ------    ------    ------    ------           ------
NET ASSET VALUE
  END OF YEAR ........     $24.56      $23.43      $19.42    $18.02    $11.69    $12.89    $ 9.89    $11.17           $ 9.77
                           ======      ======      ======    ======    ======    ======    ======    ======           ======
TOTAL RETURN(b) ......       4.82%      20.65%       8.74%    54.15%     1.81%    32.71%    (9.65%)   16.94%           (1.20%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS
  Total expenses .....       1.62%(c)    1.83%(c)    2.01%     2.84%     2.50%(a)  2.03%(a)  2.00%(a)  2.00%(a)         1.50%(a)(d)
  Net investment
    income (loss) ....      (0.53%)     (0.83%)     (0.86%)   (1.72%)   (0.69%)    1.49%     1.80%     0.86%            1.42%(d)
Portfolio turnover
  rate ...............         67%         35%         32%       64%       75%      134%       51%       13%              19%
AVERAGE COMMISSION
  RATE PAID ..........    $0.0079         N/A         N/A       N/A       N/A       N/A       N/A       N/A            N/A
                           ------       -----       -----     -----     -----     -----     -----     -----           -----
NET ASSETS END OF YEAR
  (THOUSANDS) ........   $250,427     $94,679     $71,122   $29,942   $10,859    $2,159    $1,519    $1,378           $1,082

(a) Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the Ratio of total expenses to average net assets would have been 3.67%, 7.77%, 10.39%, 13.06%, and 5.54%
    for the years ended September 30, 1992, 1991, 1990, 1989 and the period March 16, 1988 (Commencement of Operations) to
    September 30, 1988, respectively.
(b) Excluding applicable sales charges.
(c) Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.60% and 1.81% for the years ended September 30, 1996 and 1995, respectively.
(d) Annualized.


                             FINANCIAL HIGHLIGHTS

                      KEYSTONE GLOBAL OPPORTUNITIES FUND
               GLOBAL OPPORTUNITIES PORTFOLIO -- CLASS B SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Portfolio and has been audited by KPMG Peat Marwick LLP, the Portfolio's independent auditors. The table appears in the Portfolio's Annual Report and should be read in conjunction with the Portfolio's financial statements and related notes, which also appear, together with the independent auditors' report, in the Portfolio's Annual Report. The Portfolio's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Portfolio's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                           FEBRUARY 1, 1993
                                                                YEAR ENDED SEPTEMBER 30,                   (DATE OF INITIAL
                                                 ------------------------------------------------------- PUBLIC OFFERING) TO
                                                        1996               1995              1994         SEPTEMBER 30, 1993
                                                        ----               ----              ----         ------------------
NET ASSET VALUE BEGINNING OF YEAR ...............      $23.00             $19.20            $17.95              $14.04
                                                       ------             ------            ------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss .............................       (0.21)             (0.25)            (0.15)              (0.04)
Net realized and unrealized gain on investments
  and foreign currency related transactions .....        1.13               4.05              1.56                3.95
                                                       ------             ------            ------              ------
  Total from investment operations ..............        0.92               3.80              1.41                3.91
                                                       ------             ------            ------              ------
LESS DISTRIBUTIONS FROM
Net realized gain on investments ................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
  Total distributions ...........................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
NET ASSET VALUE END OF YEAR .....................      $23.92             $23.00            $19.20              $17.95
                                                       ======             ======            ======              ======
TOTAL RETURN (a).................................        4.00%             19.79%             7.93%              27.85%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ................................        2.40%(b)           2.58%(b)          2.83%              3.35%(c)
  Net investment loss ...........................       (1.37%)            (1.59%)           (1.61%)             (1.86%)(c)
Portfolio turnover rate .........................          67%                35%               32%                 64%
AVERAGE COMMISSION RATE PAID ....................     $0.0079               N/A               N/A                 N/A
                                                       ------             ------            ------              ------
NET ASSETS END OF YEAR (THOUSANDS) ..............    $385,839           $238,320          $131,695             $15,534

(a) Excluding applicable sales charges.
(b) Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.38% and 2.56% for the years ended September 30, 1996 and 1995, respectively.
(c) Annualized.

                             FINANCIAL HIGHLIGHTS

                      KEYSTONE GLOBAL OPPORTUNITIES FUND
               GLOBAL OPPORTUNITIES PORTFOLIO -- CLASS C SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Portfolio and has been audited by KPMG Peat Marwick LLP, the Portfolio's independent auditors. The table appears in the Portfolio's Annual Report and should be read in conjunction with the Portfolio's financial statements and related notes, which also appear, together with the independent auditors' report, in the Portfolio's Annual Report. The Portfolio's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Portfolio's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                           FEBRUARY 1, 1993
                                                                YEAR ENDED SEPTEMBER 30,                   (DATE OF INITIAL
                                                 ------------------------------------------------------- PUBLIC OFFERING) TO
                                                        1996               1995              1994         SEPTEMBER 30, 1993
                                                        ----               ----              ----         ------------------
NET ASSET VALUE BEGINNING OF YEAR ...............      $23.04             $19.26            $17.99              $14.04
                                                       ------             ------            ------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss .............................       (0.24)             (0.27)            (0.15)              (0.04)
Net realized and unrealized gain on investments
  and foreign currency related transactions .....        1.17               4.05              1.58                3.99
                                                       ------             ------            ------              ------
  Total from investment operations ..............        0.93               3.78              1.43                3.95
                                                       ------             ------            ------              ------
LESS DISTRIBUTIONS FROM
Net realized gain on investments ................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
  Total distributions ...........................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
NET ASSET VALUE END OF YEAR .....................      $23.97             $23.04            $19.26              $17.99
                                                       ======             ======            ======              ======
TOTAL RETURN (a).................................        4.04%             19.63%             8.02%              28.13%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ................................        2.40%(b)           2.58%(b)          2.85%               3.04%(c)
  Net investment loss ...........................       (1.38%)            (1.59%)           (1.62%)             (1.55%)(c)
Portfolio turnover rate .........................          67%                35%               32%                 64%
AVERAGE COMMISSION RATE PAID ....................     $0.0079               N/A               N/A                N/A
                                                       ------              -----             -----              -----
NET ASSETS END OF YEAR (THOUSANDS) ..............    $124,549            $86,339           $50,535              $6,217

(a) Excluding applicable sales charges.
(b) Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.38% and 2.56% for the years ended September 30, 1996 and 1995, respectively.
(c) Annualized.


THE FUND
  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund is authorized to issue more than one Portfolio, each investing in a different portfolio of securities. At this time, the Fund issues only shares of the Portfolio. The Fund was formed as a Massachusetts business trust on June 17, 1987. The Fund is one of more than thirty funds managed or advised by Keystone Investment Management Company ("Keystone"). Keystone has retained the services of Credit Lyonnais International Asset Management, North America ("CLIAM") to provide the Portfolio with subadvisory services, subject to the supervision of the Fund's Board of Trustees and Keystone.

GLOBAL OPPORTUNITIES PORTFOLIO --
INVESTMENT OBJECTIVE AND POLICIES
INVESTMENT OBJECTIVE
  The Portfolio's investment objective is capital growth. In selecting its investments, the Portfolio attempts to identify those companies within various countries and industries that have the best opportunities for above-average increases in revenues and earnings and strong prospects for continued revenue growth. In addition, the Portfolio seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

  The investment objective of the Portfolio is fundamental and may not be changed without the vote of a majority of the Portfolio's outstanding shares (as defined in the Investment Company Act of 1940 ("1940 Act")), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

  Any investment involves risk, and there is no assurance that the Portfolio will achieve its investment objective.

PRINCIPAL INVESTMENTS
  In pursuing its objective, the Portfolio may invest in securities of United States ("U.S.") companies and of issuers located in certain foreign countries with developed markets as well as those with emerging markets and the formerly communist countries of Eastern Europe and the People's Republic of China. In its investments in securities of issuers in the U.S. and other countries with developed securities markets, the Portfolio seeks to achieve its objective by investment in equity securities of small to medium sized companies (generally under $1 billion in market capitalization) that are in a relatively early stage of development. In its investments in foreign securities, the Portfolio seeks to achieve its objective by investing in equity securities of issuers that are managed and positioned to take advantage of opportunities for above average increases in revenues and earnings and have strong prospects for continued revenue growth. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the International Bank for Reconstruction and Development ("World Bank").

  Under ordinary circumstances, the Portfolio invests at least 65% of its assets in securities of issuers located in at least three countries, one of which may be the U.S. Under ordinary circumstances, the Portfolio invests at least 65% of its assets in equity securities.

  Some examples of the securities in which the Portfolio may invest are common stocks, securities convertible into common stocks or having common stock characteristics (consisting of rights, warrants and options), preferred stocks, debt securities convertible into or exchangeable for preferred or common stock, debt securities of the U.S. and any foreign governments, including their political subdivisions, debt securities of any international agency (such as the World Bank, Asian Development Bank or Inter-American Development Bank) and time deposits with U.S. and foreign banks, and may hold cash and cash equivalents as discussed below. The Portfolio's securities and other assets may be denominated in U.S. currency or currency of any foreign nation. Except as described above, there are no limitations on the type, size, operating history or dividend paying record of companies or industries in which the Portfolio may invest. The Portfolio's securities may be traded in the over-the-counter market as well as being listed on a foreign exchange. The primary investment criterion used by the Portfolio in the selection of portfolio securities is that the securities provide opportunities for capital growth.


  Although the Portfolio intends to invest primarily in common stocks and securities convertible into common stocks to achieve its objective of growth of capital, the Portfolio may invest in any security listed above. For example, because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt securities may provide an opportunity for capital appreciation when interest rates are expected to decline. In addition, the Portfolio may hold cash and invest in cash equivalents, including time deposits, for temporary purposes in order to meet redemption requests or for such periods of time as are necessary to evaluate market conditions and other factors.


OTHER ELIGIBLE INVESTMENTS
  When, in the opinion of Keystone, market conditions warrant, the Portfolio may invest up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1 (the highest grade given by Standard & Poor's Corporation ("S&P"), PRIME-1 (the highest grade given by Moody's Investors Service ("Moody's") or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in deposits as of the date of their most recently published financial statements and which are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations that at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. When the Portfolio's assets are being invested for temporary defensive purposes, the Portfolio is not pursuing its investment objective.

  The Portfolio may enter into repurchase and reverse repurchase agreements, invest in master demand notes, lend portfolio securities, purchase and sell securities and currencies on a when issued and delayed delivery basis, and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions. The Portfolio may also enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation, and may employ new investment techniques with respect to such options and futures contracts and related options.

  The Portfolio may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Portfolio intends to purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Portfolio's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Portfolio's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.


  At the present time, the Portfolio cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.


  For further information about the types of investments and investment techniques available to the Portfolio, including the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental investment restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Portfolio's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information. Unless otherwise stated, all references to the Portfolio's assets are in terms of current market value.

  Generally, the Portfolio may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities), except that up to 25% of its total assets may be invested without regard to this limit; and (2) borrow, except from banks for temporary or emergency purposes, and/or enter into reverse repurchase agreements in aggregate amounts up to one-third of the value of the Portfolio's net assets.

  The Portfolio intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.

RISK FACTORS
  Like any investment, your investment in the Portfolio involves an element of risk. Before you buy shares of the Portfolio, you should carefully evaluate your ability to assume the risks your investment in the Portfolio poses. YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE PORTFOLIO'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  By itself, the Portfolio does not constitute a balanced investment program. The Portfolio is best suited for investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund that is growth oriented and has the potential for high returns. The Portfolio involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income. You should take into account your own investment objectives as well as your other investments when considering an investment in the Portfolio.

  Certain risks related to the Portfolio are discussed below. In addition to the risks discussed in this section, specific risks, including risks relating to investing in foreign securities and derivatives, individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.


  FUND RISKS. Investing in companies with small to medium market capitalizations in a relatively early stage of development involves greater risk than investing in larger established companies. The stock prices of developing companies with smaller market capitalizations can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources.

  These and other factors may make small and mid cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger well established companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid cap companies may be thinly traded.


  Moreover, a need for cash due to large liquidations from the Portfolio when the prices of small and mid cap stocks are declining could result in losses to the Portfolio.

  FOREIGN RISK. Investing in securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. Furthermore, investing in securities of companies in the formerly communist countries of Eastern Europe and the People's Republic of China involves additional risks to those associated with investments in companies in non-formerly communist emerging markets countries. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Portfolio could lose its entire investment in those countries. These risks are carefully considered by Keystone prior to the purchase of these securities.

  Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

PRICING SHARES
  The net asset value of a Portfolio share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for purposes of pricing Portfolio shares) except on days when changes in the value of the Portfolio's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of the Portfolio is arrived at by determining the value of the Portfolio's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  Current values for the Portfolio's securities are determined as follows:

    1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

    2. securities traded in the over-the-counter market, other than NMS, are valued at the mean of the bid and asked prices at the time of valuation;

    3. short-term investments having maturities of more than sixty days for which market quotations are readily available, are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees;

    4. short-term investments that are purchased with maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

    5. short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

    6. the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Portfolio's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

  Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

DIVIDENDS AND TAXES
  The Portfolio has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Portfolio also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  Any taxable dividend declared in October, November, or December to shareholders of record in such a month, and paid by the following January 31, will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which such dividend was declared.

  If the Portfolio qualifies and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Portfolio will make distributions from its net investment income and net capital gains, if any, at least annually.

  Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Portfolio with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Shareholders receive Portfolio distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Portfolio distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains dividends are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Portfolio's shares are held. If Portfolio shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received.

  The Portfolio advises its shareholders annually as to the federal tax status of all distributions made during the year.


  If more than 50% of the value of the Portfolio's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Portfolio elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both actual dividends and the amount the Portfolio advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Portfolio's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above described tax credit and deductions are subject to certain limitations.

  In the event the Fund establishes additional Portfolios, each Portfolio will be considered, and intends to qualify as, a regulated investment company.

FUND MANAGEMENT AND EXPENSES


BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management, and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert
H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel, and general corporate services to Keystone Management, Inc., Keystone, their affiliates and the Keystone Investments Family of Funds.

  Pursuant to the Investment Advisory and Management Agreement (the "Advisory Agreement") with the Fund, Keystone provides investment advisory and management services to the Fund. Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, provides all necessary office space, facilities, equipment, and personnel and arranges, at the request of the Fund, for its employees to serve as officers or agents of the Fund.

  The Fund pays Keystone a fee for its services at the annual rate set forth below:


                                                     Aggregate Net Asset Value
Management                                                       of the Shares
Fee                                                                of the Fund
------------------------------------------------------------------------------
1.00% of the first                                          $200,000,000, plus
0.95% of the next                                           $200,000,000, plus
0.85% of the next                                           $200,000,000, plus
0.75% of amounts over                                       $600,000,000;


computed as of the close of business on each business day and payable daily.

  During the fiscal year ended September 30, 1996, the Fund paid or accrued to Keystone investment management and administrative services fees of $5,668,408, which represented 0.91% of the Fund's average daily net assets on an annualized basis. Of such amount, Keystone retained $4,106,917 for its services to the Fund.


  A management fee of 0.75% is higher than that paid by most other investment companies. However, the Fund's fee structure is comparable to that of other global and international funds subject to the higher costs involved in managing a portfolio of predominantly international securities.


  The Advisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Portfolio. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees (Trustees, including a majority of the Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Distribution Plans or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval.

  The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its assignment.

  Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC") (the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

  If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of the Advisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreement.

  In addition to an assignment of the Fund's Advisory Agreement, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Principal Underwriting Agreement between the Fund and the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"). As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. It is currently anticipated that on or about January 2, 1997, Furman Selz LLC will transfer EFD, and Furman Selz LLC's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer: (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

SUBADVISER
  Keystone has entered into a Subadvisory Agreement with CLIAM (the "Subadvisory Agreement"), an international investment management firm located at 50 Rowes Wharf, Suite 240, Boston, Massachusetts 02110. CLIAM is a subsidiary of Credit Lyonnais, which is among the world's largest banks, with $250 billion in assets and offices in 76 countries. Under the Subadvisory Agreement, CLIAM provides the Portfolio with certain investment advisory services, and Keystone pays CLIAM at the beginning of each fiscal quarter a fee for its services that represents 50% of the management fee paid by the Portfolio to Keystone for the preceding quarter on Portfolio assets of up to $250,000,000 and 30% of the management fee paid by the Portfolio to Keystone for the preceding quarter on Portfolio assets in excess of $250,000,000. The Fund has no responsibility to pay CLIAM's fee.

  The Subadvisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Portfolio. In either case, the terms of the Subadvisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees cast in person at a meeting called for the purpose of voting on such approval.

  The Subadvisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or by a vote of shareholders of the Portfolio. The Subadvisory Agreement will terminate automatically upon its assignment.

  For the year ended September 30, 1996, Keystone paid or accrued $1,561,491 to CLIAM for its services as subadviser to the Portfolio.

  If consummated, the proposed Merger will be deemed to cause an assignment within the meaning of the 1940 Act of the Subadvisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval by the Portfolio's shareholders of a new subadvisory agreement between Keystone and CLIAM (the "New Subadvisory Agreement"). The Fund's Trustees have approved the terms of the New Subadvisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Subadvisory Agreement. The meeting is expected to be held in December 1996. The proposed New Subadvisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreement.

PORTFOLIO MANAGER
  Margery C. Parker has been the Fund's Portfolio Manager since July 1996. Ms. Parker is currently a Keystone Vice President and has been an equity investment professional with Keystone since 1988.

FUND EXPENSES
  The Portfolio pays all of its expenses. In addition to the investment advisory fees discussed above, the principal expenses the Portfolio is expected to pay include, but are not limited to, expenses of certain of its Independent Trustees; transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors; expenses of legal counsel for the Fund and for its Independent Trustees in connection with legal matters relating to the Fund; fees payable to government agencies, including registration and qualification fees attributable to the Portfolio and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. The Portfolio also pays its brokerage commissions, interest charges and taxes.

  For the fiscal year ended September 30, 1996, the Portfolio's Class A, Class B and Class C shares each paid 1.62%, 2.40% and 2.40%, respectively, of their respective average class net assets in expenses, including indirectly paid fees.

  During the fiscal year ended September 30, 1996, the Fund paid or accrued to Keystone Investor Resource Center, Inc. ("KIRC") $2,013,849 for services rendered as the the Fund's transfer and dividend disbursing agent, and $26,856 to Keystone for certain accounting services. KIRC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts
02116-5034.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Portfolio, Keystone may consider as a factor the number of shares of the Portfolio sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, CLIAM, the Fund's principal underwriter, or their affiliates.


  The Portfolio may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Portfolio as well as in advising its other clients.


PORTFOLIO TURNOVER
  The Portfolio's portfolio turnover rate for the fiscal years ended September 30, 1995 and 1996 were 35% and 67%, respectively.

  For further information about brokerage and distributions, see the statement of additional information.

HOW TO BUY SHARES
  You may purchase shares of the Portfolio from any broker-dealer that has a selling agreement with the Principal Underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. See "Fund Management and Expenses" for more information on how the Merger will affect the Fund's underwriting arrangements.

  In addition, you may purchase shares of the Portfolio by mailing to the Portfolio, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Portfolio. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer ("EFT").

  Orders for the purchase of shares of the Portfolio will be confirmed at the public offering price which is equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day) plus, in the case of Class A shares, the applicable sales charge. Orders received by broker-dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

  Orders for shares received other than as stated above will receive the offering price equal to the net asset value next determined (generally the next business day's offering price).

  The Portfolio reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Broker-dealers and other financial services firms are obligated to transmit orders promptly.

  The initial purchase amount must be at least $1,000. There is no minimum amount for subsequent purchases.


  The Portfolio reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to KIRC by calling toll free 1-800-343-2898 or writing to KIRC or to the firm from which you received this prospectus.


ALTERNATIVE SALES OPTIONS
CLASS A SHARES -- FRONT-END LOAD OPTION
  Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a contingent deferred sales charge ("CDSC") when they are redeemed except as follows: Class A shares purchased (1) in an amount equal to or exceeding $1,000,000 or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA Plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front-end sales charge, will be subject to a CDSC for the 24-month period following the date of purchase.

CLASS B SHARES -- BACK-END LOAD OPTION
  Class B shares are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a CDSC if they are redeemed. Class B shares purchased on or after June 1, 1995, are subject to a CDSC upon redemption during the 72-month period from and including the month of purchase. Class B shares purchased prior to June 1, 1995, are subject to a CDSC upon redemption during the four calendar years following purchase. Class B shares purchased on or after June 1, 1995, that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995, will retain their existing conversion rights.

CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares are sold without a sales charge at the time of purchase, but are subject to a CDSC if they are redeemed within one year after the date of purchase. Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter.

  Each class of shares, pursuant to its Distribution Plan, pays an annual service fee of 0.25% of the Portfolio's average daily net assets attributable to that class. In addition to the 0.25% service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average daily net assets attributable to their respective classes.

  Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares (in which case 100% of the purchase price is invested immediately), depending on the amount of the purchase and the intended length of investment.

  The Portfolio will not normally accept any purchase of Class B shares in the amount of $250,000 or more, and will not normally accept any purchase of Class C shares in the amount of $1,000,000 or more.

CLASS A SHARES


  Class A shares are offered at net asset value plus an initial sales charge as follows:

                                                 AS A % OF       CONCESSION TO
                                    AS A % OF   NET AMOUNT   DEALERS AS A % OF
AMOUNT OF PURCHASE             OFFERING PRICE    INVESTED*      OFFERING PRICE
-------------------------------------------------------------------------------
Less than $50,000 .........             5.75%        6.10%               5.25%
$50,000 but less than
  $100,000 ................             4.75%        4.99%               4.25%
$100,000 but less than
  $250,000 ................             3.75%        3.90%               3.25%
$250,000 but less than
  $500,000 ................             2.50%        2.56%               2.25%
$500,000 but less than
  $1,000,000 ..............             1.50%        1.52%               1.50%
----------
*Rounded to the nearest one-hundredth percent.

                ----------------------------------------------


  Purchases of the Portfolio's Class A shares in the amount of $1,000,000 or more and/or purchases of Class A shares made by a Qualifying Plan or a tax sheltered annuity plan sponsored by a public educational entity having 5,000 or more eligible employees (an " Educational TSA Plan") and/or purchases of Class A shares by certain non-U.S. investors will be at net asset value without the imposition of a front-end sales charge (each such purchase, an "NAV Purchase").

  Purchases of Class A shares made for the benefit of a Chilean insurance company, mutual fund or retirement plan (a "Chilean Investor") in the amount of $1,000,000 or more will also be an NAV Purchase.

  With respect to such NAV Purchases, Keystone will pay broker/dealers or others concessions in accordance with (1) the investor's cumulative purchases during the one-year period beginning with the date of the initial NAV Purchase and (2) the investor's cumulative purchases during each subsequent one-year period beginning with the first NAV Purchase following the end of the prior period. For such purchases, concessions will be paid at the following rate: 1.00% of the investment amount up to $2,999,999; plus 0.50% of the investment amount between $3,000,000 and $4,999,999; plus 0.25% of the investment amount over $4,999,999.
Upon redemption within two years of NAV Purchases by a Chilean Investor of any shares upon which the payment of a concession paid in full at the time of purchase was based, a prorated portion of such concession shall be returned to the Principal Underwriter.

  With the exception of Class A shares acquired by an Educational TSA Plan or certain non-U.S. investors or a Chilean Investor, Class A shares acquired in an NAV Purchase are subject to a CDSC of 1.00% upon redemption during the 24- month period commencing on the date the shares were originally purchased. Class A shares acquired by an "Educational TSA Plan", certain non-U.S. investors or a Chilean Investor in an NAV Purchase are not subject to a CDSC.

  The sales charge is paid to the Principal Underwriter, which in turn normally reallows a portion to your broker-dealer. In addition, your broker-dealer currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such recipient and outstanding on the books of the Portfolio for specified periods.

  Upon written notice to broker-dealers with whom it has dealer agreements, the Principal Underwriter may reallow up to the full applicable sales charge.

  Initial sales charges may be eliminated for persons purchasing Class A shares that are offered in connection with certain fee based programs, such as wrap accounts, sponsored or managed by broker-dealers, investment advisers or others who have entered into special agreements with the Principal Underwriter. Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Portfolio alone or in combination with Class A shares of other Keystone America Funds. See Exhibit A to this prospectus.

  Upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after a change in the registered representative's employment, when the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by Keystone or its affiliates; and the shareholder either (1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds.

  In addition, upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within six months after the redemption of shares of any registered open-end investment company not distributed or managed by Keystone or its affiliates, when the amount invested represents redemption proceeds from such unrelated registered open-end investment company, and the shareholder either (1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds. This special net asset value purchase is currently being offered on a calendar month-by-month basis and may be modified or terminated in the future.

CLASS A DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures by the Fund, currently limited to 0.25% annually of the average daily net asset value of Class A shares, to pay expenses associated with the distribution of Class A shares. Payments under the Class A Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers), as shareholder service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by the recipients and outstanding on the books of the Fund for specified periods.


CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge.


  With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, imposes a CDSC in accordance with the following schedule:

                                                                       CDSC
REDEMPTION TIMING                                                    IMPOSED
-----------------                                                    -------
First twelve-month period  ........................................    5.00%
Second twelve-month period  .......................................    4.00%
Third twelve-month period  ........................................    3.00%
Fourth twelve-month period  .......................................    3.00%
Fifth twelve-month period  ........................................    2.00%
Sixth twelve-month period  ........................................    1.00%

No CDSC is imposed on amounts redeemed thereafter.

  With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, imposes a CDSC of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No CDSC is imposed on amounts redeemed thereafter.

  When imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter. Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by CDSCs retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

  Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from and including the month of purchase will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will similarly convert to Class A shares at the end of seven calendar years after the year of purchase. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to KIRC.) The Class B shares so converted will no longer be subject to the higher distribution expenses borne by Class B shares. Because the net asset value per share of Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

CLASS B DISTRIBUTION PLANS
  The Fund has adopted Distribution Plans with respect to its Class B shares (the "Class B Distribution Plans") that provide for expenditures at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Class B shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker-dealer or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of the Fund for specified periods. See "Distribution Plans" below.

CLASS C SHARES
  Class C shares are offered only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Portfolio imposes a CDSC of 1.00% on shares redeemed within one year after the date of purchase. No CDSC is imposed on amounts redeemed thereafter. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

CLASS C DISTRIBUTION PLAN
  The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan") that provides for expenditures at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses of the distribution of Class C shares. Payments under the Class C Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) (1) as commissions for Class C shares sold and (2) as shareholder service fees. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, the broker-dealer or other party will receive a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans") plus service fees at an annual rate of 0.25%, respectively, of the average daily net asset value of each Class C share maintained by the recipients and outstanding on the books of the Fund for specified periods. See "Distribution Plans" below.

CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES
  Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or
(2) the net asset value at the time of purchase of such shares.

  No CDSC is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of such shares due to increases in the net asset value per share of such shares; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 24 months; (4) Class B shares held during more than four consecutive calendar years or more than 72 months, as the case may be; or (5) Class C shares held for more than one year from the date of purchase. Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.

  In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under a Systematic Income Plan of up to 1.5% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  The Portfolio may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone and certain of their affiliates; to registered representatives of firms with dealer agreements with the Principal Underwriter; and to a bank or trust company acting as a trustee for a single account. See the statement of additional information for more details.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, broker-dealers may, from time to time, receive additional cash payments. The Principal Underwriter may also provide written information to broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD. Broker-dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the 1933 Act.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers that satisfy certain criteria established, from time to time, by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.

  Commencing November 1, 1996 through December 31, 1996 (the "Offering Period"), the Principal Underwriter, or any successor entity to the Principal Underwriter, will pay to First Union Brokerage Services, Inc. ("First Union Brokerage"), a wholly-owned subsidiary of FUNB-NC, an additional concession equal to 0.50% of the public offering price of any Class A, B and C shares sold by First Union Brokerage during the offering period.

  The Principal Underwriter may also pay a transaction fee (up to the level of payments allowed to broker-dealers for the sale of shares as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund for their clients.


  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.


  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

DISTRIBUTION PLANS
  As discussed above, the Portfolio bears some of the costs of selling its shares under Distribution Plans adopted with respect to each of its Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  The NASD currently limits the amount that the Portfolio may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of the Portfolio's shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to the Principal Underwriter), remaining unpaid from time to time.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with a Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Portfolio ("Advances"). The Principal Underwriter intends to seek full reimbursement for such Advances from the Portfolio (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Portfolio would be within the permitted limits.

  If the Fund's Independent Trustees authorize such payments, the effect would be to extend the period of time during which the Portfolio incurs the maximum amount of costs allowed by a Class B Distribution Plan.

  In connection with financing its distribution costs, including commission advances to broker-dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period commencing approximately June 1, 1995 and ending November 30, 1996. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares, unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. If a Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

  Unpaid distribution costs at fiscal year end September 30, 1996 were:
$8,808,488 for Class B shares purchased prior to June 1, 1995 (4.78% of net class assets of such Class B shares); $12,279,880 for Class B shares purchased on or after June 1, 1995 (6.10% of net class assets of such Class B shares); and $8,207,020 for Class C shares (6.59% of Class C net class assets).

  Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

HOW TO REDEEM SHARES
  You may redeem Portfolio shares for cash at their net redemption value by writing to the Portfolio, c/o KIRC, and presenting a properly endorsed share certificate (if certificates have been issued) to the Portfolio. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in your account application.

  You may also redeem your shares through broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation it will pay the redemption proceeds, less any applicable CDSC, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fees for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Portfolio's portfolio securities between purchase and redemption. A CDSC may be imposed by the Portfolio at the time of redemption of certain shares as explained in "Alternative Sales Options."

  If imposed, a CDSC is deducted from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Portfolio may be requested to redeem shares for which it has not yet received good payment. In such a case, the Portfolio will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Portfolio computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC (as described above), will be made within seven days thereafter except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Portfolio or KIRC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Portfolio and KIRC reserve the right to withdraw this waiver at any time.

  If the Portfolio receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Portfolio cannot execute your order. In such cases, the Portfolio will request the missing information from you and process the order on the day such information is received.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Portfolio's application.


  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.


  If you cannot reach the Portfolio by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the Portfolio reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

GENERAL
  The Portfolio reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Portfolio, KIRC, nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Portfolio, KIRC, nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.


  The Portfolio may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Portfolio cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.


SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained by writing to KIRC or by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange shares of the Portfolio for shares of certain other Keystone America Funds and Keystone Liquid Trust ("KLT") as follows:


    Class A shares may be exchanged for Class A shares of other Keystone America Funds and Class A shares of KLT;

    Class B shares, except as noted below, may be exchanged for the same type of Class B shares of other Keystone America Funds and the same type of Class B shares of KLT; and

    Class C shares may be exchanged for Class C shares of other Keystone America Funds and Class C shares of KLT.


  Class B shares purchased on or after June 1, 1995 cannot be exchanged for Class B shares of Keystone Capital Preservation and Income Fund during the 24-month period commencing with and including the month of original purchase.

  The exchange of Class B shares and Class C shares will not be subject to a CDSC. However, if the shares being tendered for exchange are

  (i) Class A shares acquired in an NAV Purchase or otherwise without a front-end sales charge,


  (ii) Class B shares that have been held for less than 72 months or four years, as the case may be, or

  (iii) Class C shares that have been held for less than one year,


and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction.

  You may exchange shares for another Keystone fund for a $10 fee by calling or writing to Keystone. The exchange fee is waived for individual investors who make an exchange using KARL. As noted above, if the shares being tendered for exchange are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The Portfolio reserves the right to terminate this exchange offer or to change its terms, including the right to change the fee for any exchange.

  Orders to exchange a certain class of shares of the Portfolio for the corresponding class of shares of KLT will be executed by redeeming the shares of the Fund and purchasing the corresponding class of shares of KLT at the net asset value of such shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Portfolio prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Portfolio. Therefore, the Portfolio, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.


  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.


  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $100 per month or quarter from your bank account or KLT to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call KIRC. Please include your account numbers. Termination may take up to 30 days.

RETIREMENT PLANS
  The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); Salary-Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans (TSAs); 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Portfolio shares in your account when a Systematic Income Plan was opened. Fixed withdrawal payments are not subject to a CDSC. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Portfolio's shares while participating in a Systematic Income Plan.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must have established an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment (minimum $100) you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

  If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any class of Keystone America Fund shares you may own automatically invested to purchase the same class of shares of any other Keystone America Fund. You may select this service on your application and indicate the Keystone America Fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent.


OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.


PERFORMANCE DATA
  From time to time the Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME.

  Total return and current yield are computed separately for each class of shares of the Fund.

  Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable CDSC and all recurring charges, if any, applicable to all shareholder accounts. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. The Portfolio may also include comparative performance data for each class of shares when advertising or marketing the Portfolio's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates or other industry publications.

FUND SHARES
  The Fund currently issues Class A, B, and C shares, which participate proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that
(1) expenses related to the distribution of Class A, B and C shares or other expenses that the Board of Trustees may designate as class expenses from time to time, are borne solely by the relevant class; (2) each class of shares having a Distribution Plan has exclusive voting rights with respect to its Distribution Plan; (3) each class has different exchange privileges; and (4) each class generally has a different designation. Commencing January 2, 1997, the Fund currently intends to offer Class Y shares.

  When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Class A, B and C shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Fund is authorized to issue additional series or classes of shares.

  When available, Class Y shares will not be offered to the general public and will be available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset") of Purchase, New York, (2) certain institutional investors and (3) investment advisory clients of Capital Management Group of First Union National Bank of North Carolina, Evergreen Asset or their affiliates. Class Y shares will be offered under a separate prospectus.

  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION
  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the Fund intends, when an annual report or a semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      ADDITIONAL INVESTMENT INFORMATION
  The Portfolio may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations also may be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Portfolio may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.


OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

TIME DEPOSITS
  The Portfolio may acquire time deposits or obligations issued by international agencies, such as the International Bank for Reconstruction and Development, the Asian Development Bank, or the Inter-American Bank. Additionally, the Portfolio may purchase certificates of deposit, bankers' acceptances, time deposits, or other similar obligations issued by foreign banks.


MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by the Portfolio permit the Portfolio to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Portfolio may have maturities of more than one year, provided (1) the Portfolio is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Portfolio will invest in them only if the issuer meets the criteria established for commercial paper.

REPURCHASE AGREEMENTS
  The Portfolio may enter into repurchase agreements; i.e., the Portfolio purchases a security subject to the Fund's obligation to resell and the seller's obligation to repurchase that security at an agreed upon price and date, such date usually being not more than seven days from the date of purchase. The resale price is based on the purchase price plus an agreed upon current market rate of interest that (for purposes of the transaction) is generally unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement imposes an obligation on the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. The value of the underlying security is at least equal to the amount of the agreed upon resale price and marked to market daily to cover such amount. The Portfolio may enter into such agreements only with respect to U.S. government and foreign government securities, which may be denominated in U.S. or foreign currencies. The Portfolio may enter into such repurchase agreements with foreign banks and securities dealers approved in advance by the Fund's Trustees. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. It does not presently appear possible to eliminate all risks involved in repurchase agreements. These risks include the possibility of an increase in the market value of the underlying securities or inability of the repurchaser to perform its obligation to repurchase coupled with an uncovered decline in the market value of the collateral, including the underlying securities, as well as delay and costs to the Portfolio in connection with enforcement or bankruptcy proceedings. Therefore, it is the policy of the Portfolio to enter into repurchase agreements only with large, well-capitalized banks that are members of the Federal Reserve System and with primary dealers in U.S. government securities (as designated by the Federal Reserve Board) whose creditworthiness has been reviewed and found satisfactory by the Portfolio's advisers.


REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Portfolio would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Portfolio intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the Portfolio's custodian containing liquid assets having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price.

FOREIGN SECURITIES
  The Portfolio may invest in securities principally traded in securities markets outside the United States. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularly emerging market country companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, particularly with respect to companies in the formerly communist countries of Eastern Europe and the People's Republic of China, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the United States).

"WHEN ISSUED" SECURITIES
  The Portfolio may also purchase and sell securities or currencies on a when issued and delayed delivery basis. When issued and delayed delivery transactions arise when securities or currencies are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio engages in when issued and delayed delivery transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such commitments will be maintained until payment is made.

  When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Portfolio does not accrue any income on such securities prior to their delivery. To the extent the Portfolio engages in when issued and delayed delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.


DERIVATIVES
  The Portfolio may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.


  Derivatives can be used by investors such as the Portfolio to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Portfolio is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Portfolio uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders. Keystone is not an aggressive user of derivatives with respect to the Portfolio. However, the Portfolio may take positions in those derivatives that are within its investment policies if, in Keystone's judgment, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Portfolio's investment objectives and policies.


  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures is provided later in this section and is provided in the Portfolio's statement of additional information. The Portfolio does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments.

  Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Portfolio.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Portfolio's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Portfolio's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.


* Credit Risk -- This is the risk that a loss may be sustained by the Portfolio as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolio considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.


* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.


* Other Risk -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular, privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.


OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Portfolio may write (i.e., sell) covered call and put options. By writing a call option, the Portfolio becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Portfolio becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Portfolio also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Portfolio may only write "covered" options. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Portfolio might own substantially similar U.S. Treasury bills. If the Portfolio has written options against all of its securities that are available for writing options, the Portfolio may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Portfolio does not expect, however, that this will occur.

  The Portfolio will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Portfolio receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Portfolio might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Portfolio might become obligated to purchase the underlying security for more than its current market price upon exercise.


  PURCHASING OPTIONS. The Portfolio may purchase put or call options for the purpose of offsetting previously written put or call options of the same series.


  If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.


  An option position may be closed out only in a secondary market for an option of the same series. Although the Portfolio generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options, no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Portfolio's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Portfolio will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded, include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Portfolio. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Portfolio is subject to the investment restrictions described in this prospectus and the statement of additional information.

  The staff of the SEC is of the view that the premiums that the Portfolio pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Portfolio are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Portfolio is in compliance with its fundamental investment restriction relating to illiquid securities.

FUTURES TRANSACTIONS
  The Portfolio may enter into currency and other financial futures contracts and write options on such contracts. The Portfolio intends to enter into such contracts and related options for hedging purposes. The Portfolio will enter into securities, currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Portfolio does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.


  The Portfolio may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Portfolio sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Portfolio, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Portfolio intends to purchase futures contracts in order to fix what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Portfolio intends to purchase.

  The Portfolio also intends to purchase put and call options on currency and other financial futures contracts for hedging purposes. A put option purchased by the Portfolio would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Portfolio would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Portfolio to pay a premium. In exchange for the premium, the Portfolio becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Portfolio's loss will be limited to the amount of the premium and any transaction costs.


  The Portfolio may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Portfolio's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.


  Although futures and options transactions are intended to enable the Portfolio to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Portfolio's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Portfolio's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Portfolio's futures position and the securities or currencies held by or to be purchased for the Portfolio. In addition, futures contracts transactions involve the remote risk that a party participating in a transaction will not be able to fulfill its obligations and the amount of the obligation will exceed the ability of the clearing broker to satisfy. Keystone will attempt to minimize these risks through careful selection and monitoring of the Portfolio's futures and options positions.

  The Portfolio does not intend to use futures transactions for speculation or leverage. The Portfolio has the ability to write options on futures, but intends to write such options only to close out options purchased by the Portfolio. The Portfolio will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Portfolio may invest in securities of foreign issuers. When the Portfolio invests in foreign securities they usually will be denominated in foreign currencies, and the Portfolio temporarily may hold funds in foreign currencies. Thus, the value of Portfolio shares will be affected by changes in exchange rates.


  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Portfolio may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Portfolio will deliver and receive when the contract is completed) is fixed when the Portfolio enters into the contract. The Portfolio usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Portfolio intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Portfolio expects a decrease in the value of the currency in which the foreign security is denominated. Although the Portfolio will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Portfolio's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. The Portfolio may also purchase and sell options related to foreign currencies in connection with hedging strategies.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Portfolio may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Portfolio if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Portfolio's total assets taken at their current value. The Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Portfolio if, in the opinion of the Portfolio, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made, however, to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

ZERO COUPON "STRIPPED" BONDS
  A zero coupon (interest) "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. These bonds mature on the payment dates of the interest or principal which they represent. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.


  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individally against the issuer and are not required to act in concert with other holders of zero coupon bonds.


  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the coupon (interest) payments and the principal payments from the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market values at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

                                                                     EXHIBIT A

                            REDUCED SALES CHARGES

  Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. Only Class A shares subject to an initial or deferred sales charge are eligible for inclusion in reduced sales charge programs.

  For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or Letters of Intent, the term "Purchaser" includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501 (c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

CONCURRENT PURCHASES
  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of Class A shares of two or more of the "Eligible Funds," as defined below. For example, if a Purchaser concurrently invested $75,000 in one of the other "Eligible Funds" and $75,000 in the Fund, the sales charge would be that applicable to a $150,000 purchase, i.e., 3.75% of the offering price, as indicated in the Sales Charge Schedule in the prospectus.

RIGHT OF ACCUMULATION
  In calculating the sales charge applicable to current purchases of the Fund's Class A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Class A shares of the Fund and Class A shares of certain other eligible funds that are still held in (or exchanged for shares of and are still held in) the same or another eligible fund ("Eligible Fund(s)"). The Eligible Funds are the Keystone America Funds and Keystone Liquid Trust.

  For example, if a Purchaser held shares valued at $99,999 and purchased an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75% of the offering price as indicated in the Sales Charge schedule. KIRC must be notified at the time of purchase that the Purchaser is entitled to a reduced sales charge, which reduction will be granted subject to confirmation of the Purchaser's holdings. The Right of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT
  A Purchaser may qualify for a reduced sales charge on a purchase of Class A shares of the Fund alone or in combination with purchases of Class A shares of any of the other Eligible Funds by completing the Letter of Intent section of the application. By so doing, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified on the application, as described in this prospectus. The Letter of Intent does not obligate the Purchaser to purchase, nor the Fund to sell, the amount indicated.

  After the Letter of Intent is received by KIRC, each investment made will be entitled to the sales charge applicable to the level of investment indicated on the application. The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Eligible Funds during the preceding ninety-day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  If total purchases made pursuant to the Letter of Intent are less than the amount specified, the Purchaser will be required to remit an amount equal to the difference between the sales charge paid and the sales charge applicable to purchases actually made. Out of the initial purchase (or subsequent purchases, if necessary) 5% of the dollar amount specified on the application will be held in escrow by KIRC in the form of shares registered in the Purchaser's name. The escrowed shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge paid. All income and capital gains distributions on escrowed shares will be paid to the Purchaser or his order.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen-month period), the Purchaser will be notified and the escrowed shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually attained. If the Purchaser does not within 20 days after written request by the Principal Underwriter or his dealer pay such difference in sales charge, KIRC will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by KIRC. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irre-vocably constitutes and appoints KIRC his attorney to surrender for redemption any or all escrowed shares with full power of substitution.

  The Purchaser or his dealer must inform the Principal Underwriter or KIRC that a Letter of Intent is in effect each time a purchase is made.

                    ---------------------------------------
                                KEYSTONE AMERICA
                                   FUND FAMILY

                                       ()


                                Balanced Fund II
                      Capital Preservation and Income Fund
                           Government Securities Fund
                          Intermediate Term Bond Fund
                             Strategic Income Fund
                                World Bond Fund
                              Tax Free Income Fund
                        California Insured Tax Free Fund
                             Florida Tax Free Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                         New York Insured Tax Free Fund
                           Pennsylvania Tax Free Fund
                             Fund for Total Return
                            Global Opportunities Fund
                      Hartwell Emerging Growth Fund, Inc.
                                   Omega Fund
                              Fund of the Americas
                     Global Resources and Development Fund
                          Small Company Growth Fund II

                    ---------------------------------------

[logo] KEYSTONE
       INVESTMENTS

       Keystone Investment Distributors Company
       200 Berkeley Street
       Boston, Massachusetts 02116-5034
                                                                  [recycle logo]


GOF-P 12/96
3M


                    ---------------------------------------
                                    KEYSTONE

                               [graphic omitted]

                                     GLOBAL
                                  OPPORTUNITIES
                                      FUND

                    ---------------------------------------

                                     [logo]

                                 PROSPECTUS AND
                                  APPLICATION

                       KEYSTONE GLOBAL OPPORTUNITIES FUND


                                     PART A


                               CLASS Y PROSPECTUS

KEYSTONE GLOBAL OPPORTUNITIES FUND
PROSPECTUS DECEMBER 10, 1996

CLASS Y

  Keystone Global Opportunities Fund (the "Fund") is a mutual fund that is authorized to issue more than one series of shares ("Portfolios"). At this time, the Fund issues shares of only one Portfolio, the Global Opportunities Portfolio (the "Portfolio").

  The Portfolio's objective is capital growth. The Portfolio's investments are globally varied and primarily comprised of equity securities of small to medium sized companies in a relatively early stage of development.

  This prospectus provides information regarding the Portfolio's Class Y shares, which the Fund will begin offering January 2, 1997. Information on share classes may be found in the "Fund Shares" section of this prospectus.

  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated December 10, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number provided on this page.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

KEYSTONE GLOBAL OPPORTUNITIES FUND
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898

TABLE OF CONTENTS
                                                                          Page

Fee Table                                                                    2
Financial Highlights                                                         3
The Fund                                                                     6
Global Opportunities Portfolio -- Investment Objective and Policies          6
Investment Restrictions                                                      8
Risk Factors                                                                 8
Pricing Shares                                                               9
Dividends and Taxes                                                         10
Fund Management and Expenses                                                11
How to Buy Shares                                                           14
How to Redeem Shares                                                        15
Shareholder Services                                                        17
Performance Data                                                            18
Fund Shares                                                                 19
Additional Information                                                      19
Additional Investment Information                                          (i)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  FEE TABLE
                      KEYSTONE GLOBAL OPPORTUNITIES FUND
    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in Class Y shares of the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; and "Shareholder Services."

SHAREHOLDER TRANSACTION EXPENSES                                                                                 CLASS Y SHARES
                                                                                                                     NO LOAD
                                                                                                                     OPTION(1)
                                                                                                                     ---------
Maximum Sales Load Imposed on Purchases  .......................................................................        None
  (as a percentage of offering price)
Deferred Sales Load ............................................................................................        None
  (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)
Exchange Fee (per exchange)(2) .................................................................................       $10.00

ANNUAL FUND OPERATING EXPENSES(3)
  (as a percentage of average net assets)
Management Fees ...............................................................................................        0.91%
12b-1 Fees .....................................................................................................        None
Other Expenses .................................................................................................        0.46
                                                                                                                        ----
Total Fund Operating Expenses ..................................................................................        1.37%
                                                                                                                        ====

EXAMPLES(4)                                                                                                1 YEAR       3 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)
redemption at the end of each period:
    Class Y ...........................................................................................     $14           $43
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class Y ...........................................................................................     $14           $43
AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
(1) Class Y shares are available only through broker-dealers who have entered into special distribution agreements with Keystone
    Investment Distributors Company, the Fund's principal underwriter.
(2) There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated Response Line
    ("KARL"). (For a description of KARL, see "Shareholder Services.")
(3) Expense ratio is estimated for the Fund's fiscal year ending September 30, 1997. Total Fund Operating Expenses include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio for Class Y shares is expected to be 1.35%.
    The Fund also offers Class A, B and C shares which have different expenses and sales charges.
(4) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS

                      KEYSTONE GLOBAL OPPORTUNITIES FUND
              GLOBAL OPPORTUNITIES PORTFOLIO  -- CLASS A SHARES
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Portfolio and has been audited by KPMG Peat Marwick LLP, the Portfolio's independent auditors. The table appears in the Portfolio's Annual Report and should be read in conjunction with the Portfolio's financial statements and related notes, which also appear, together with the independent auditors' report, in the Portfolio's Annual Report. The Portfolio's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Portfolio's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                                 MARCH 16, 1988
                                                                                                               (COMMENCEMENT OF
                                                      YEAR ENDED SEPTEMBER 30,                                   OPERATIONS) TO
                             ----------------------------------------------------------------------------------   SEPTEMBER 30,
                                1996       1995      1994     1993     1992       1991      1990      1989             1988
                                ----       ----      ----     ----     ----       ----      ----      ----          ----------
NET ASSET VALUE BEGINNING
  OF YEAR .................    $23.43     $19.42     $18.02   $11.69   $12.89    $ 9.89    $11.17    $ 9.77           $10.00
                               ------     ------     ------   ------   ------    ------    ------    ------           ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income
  (loss) ..................     (0.06)     (0.16)     (0.04)  (0.14)    (0.08)     0.17      0.19      0.09             0.05
Net realized and unrealized
  gain (loss) on investments
  and foreign currency related
  transactions ............      1.19       4.17       1.60     6.47     0.23      3.06     (1.27)     1.66            (0.28)
                               ------     ------     ------   ------   ------    ------    ------    ------           ------
  Total from investment
    operations ............      1.13       4.01       1.56     6.33     0.15      3.23     (1.08)     1.75            (0.23)
                               ------     ------     ------   ------   ------    ------    ------    ------           ------
LESS DISTRIBUTIONS FROM
Net investment income .....      0.00       0.00       0.00     0.00     0.00     (0.23)    (0.12)    (0.09)            0.00
Net realized gains on
  investments .............      0.00       0.00      (0.16)    0.00    (1.35)     0.00     (0.08)    (0.26)            0.00
                               ------     ------     ------   ------   ------    ------    ------    ------           ------
  Total distributions .....      0.00       0.00      (0.16)    0.00    (1.35)    (0.23)    (0.20)    (0.35)            0.00
                               ------     ------     ------   ------   ------    ------    ------    ------           ------
NET ASSET VALUE END OF YEAR    $24.56     $23.43     $19.42   $18.02   $11.69    $12.89    $ 9.89    $11.17           $ 9.77
                               ======     ======     ======   ======   ======    ======    ======    ======           ======
TOTAL RETURN(b) ...........      4.82%     20.65%      8.74%   54.15%    1.81%    32.71%    (9.65%)   16.94%           (1.20%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ..........      1.62%(c)   1.83%(c)   2.01%    2.84%    2.50%(a)  2.03%(a)  2.00%(a)  2.00%(a)         1.50%(a)(d)
  Net investment income
    (loss) ................     (0.53%)    (0.83%)    (0.86%)  (1.72%)  (0.69%)    1.49%     1.80%     0.86%            1.42%(d)
Portfolio turnover rate ...        67%        35%        32%      64%      75%      134%       51%       13%              19%
AVERAGE COMMISSION RATE
  PAID ....................   $0.0079        N/A        N/A      N/A      N/A       N/A       N/A       N/A            N/A
                               ------      -----      -----    -----    -----     -----     -----     -----           -----
NET ASSETS END OF YEAR
  (THOUSANDS) .............  $250,427    $94,679    $71,122  $29,942  $10,859    $2,159    $1,519    $1,378           $1,082

(a)  Figures are net of expense reimbursement by Keystone in connection with voluntary expense limitations. Before the expense reimbursement, the Ratio of total expenses to average net assets would have been 3.67%, 7.77%, 10.39%,
     13.06%, and 5.54% for the years ended September 30, 1992, 1991, 1990, 1989 and the period March 16, 1988
     (Commencement of Operations) to September 30, 1988, respectively.
(b)  Excluding applicable sales charges.
(c)  Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.60% and 1.81% for the years ended September 30, 1996 and 1995, respectively.
(d)  Annualized.

                             FINANCIAL HIGHLIGHTS

                      KEYSTONE GLOBAL OPPORTUNITIES FUND
               GLOBAL OPPORTUNITIES PORTFOLIO -- CLASS B SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Portfolio and has been audited by KPMG Peat Marwick LLP, the Portfolio's independent auditors. The table appears in the Portfolio's Annual Report and should be read in conjunction with the Portfolio's financial statements and related notes, which also appear, together with the independent auditors' report, in the Portfolio's Annual Report. The Portfolio's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Portfolio's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                          FEBRUARY 1, 1993
                                                                YEAR ENDED SEPTEMBER 30,                  (DATE OF INITIAL
                                                 ------------------------------------------------------- PUBLIC OFFERING) TO
                                                        1996               1995              1994         SEPTEMBER 30, 1993
                                                        ----               ----              ----        -------------------
NET ASSET VALUE BEGINNING OF YEAR ...............      $23.00             $19.20            $17.95              $14.04
                                                       ------             ------            ------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss .............................       (0.21)             (0.25)            (0.15)              (0.04)
Net realized and unrealized gain on investments
  and foreign currency related transactions .....        1.13               4.05              1.56                3.95
                                                       ------             ------            ------              ------
  Total from investment operations ..............        0.92               3.80              1.41                3.91
                                                       ------             ------            ------              ------
LESS DISTRIBUTIONS FROM
Net realized gain on investments ................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
  Total distributions ...........................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
NET ASSET VALUE END OF YEAR .....................      $23.92             $23.00            $19.20              $17.95
                                                       ======             ======            ======              ======
TOTAL RETURN(a) .................................        4.00%             19.79%             7.93%              27.85%

RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ................................        2.40%(b)           2.58%(b)          2.83%               3.35%(c)
  Net investment loss ...........................       (1.37%)            (1.59%)           (1.61%)             (1.86%)(c)
Portfolio turnover rate .........................          67%                35%               32%                 64%
AVERAGE COMMISSION RATE PAID ....................     $0.0079               N/A               N/A                 N/A
                                                       ------              -----             -----              -----
NET ASSETS END OF YEAR (THOUSANDS) ..............    $385,839           $238,320          $131,695             $15,534

(a)  Excluding applicable sales charges.
(b)  Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.38% and 2.56% for the years ended September 30, 1996 and 1995, respectively.
(c)  Annualized.

                             FINANCIAL HIGHLIGHTS

                      KEYSTONE GLOBAL OPPORTUNITIES FUND
               GLOBAL OPPORTUNITIES PORTFOLIO -- CLASS C SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

    The following table contains important financial information relating to the Portfolio and has been audited by KPMG Peat Marwick LLP, the Portfolio's independent auditors. The table appears in the Portfolio's Annual Report and should be read in conjunction with the Portfolio's financial statements and related notes, which also appear, together with the independent auditors' report, in the Portfolio's Annual Report. The Portfolio's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Portfolio's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                                                           FEBRUARY 1, 1993
                                                                YEAR ENDED SEPTEMBER 30,                   (DATE OF INITIAL
                                                 ------------------------------------------------------- PUBLIC OFFERING) TO
                                                        1996               1995              1994         SEPTEMBER 30, 1993
                                                        ----               ----              ----        -------------------
NET ASSET VALUE BEGINNING OF YEAR ...............      $23.04             $19.26            $17.99              $14.04
                                                       ------             ------            ------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss .............................       (0.24)             (0.27)            (0.15)              (0.04)
Net realized and unrealized gain on investments
  and foreign currency related transactions .....        1.17               4.05              1.58                3.99
                                                       ------             ------            ------              ------
  Total from investment operations ..............        0.93               3.78              1.43                3.95
                                                       ------             ------            ------              ------
LESS DISTRIBUTIONS FROM
Net realized gain on investments ................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
  Total distributions ...........................        0.00               0.00             (0.16)               0.00
                                                       ------             ------            ------              ------
NET ASSET VALUE END OF YEAR .....................      $23.97             $23.04            $19.26              $17.99
                                                       ======             ======            ======              ======
TOTAL RETURN (a).................................        4.04%             19.63%             8.02%              28.13%

RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses ................................        2.40%(b)           2.58%(b)          2.85%               3.04%(c)
  Net investment loss ...........................       (1.38%)            (1.59%)           (1.62%)             (1.55%)(c)
Portfolio turnover rate .........................          67%                35%               32%                 64%
AVERAGE COMMISSION RATE PAID ....................     $0.0079               N/A               N/A                N/A
                                                       ------              -----             -----              -----
NET ASSETS END OF YEAR (THOUSANDS) ..............    $124,549            $86,339           $50,535              $6,217

(a)  Excluding applicable sales charges.
(b)  Ratio of total expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 2.38% and 2.56% for the years ended September 30, 1996 and 1995, respectively.
(c)  Annualized.

THE FUND
  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund is authorized to issue more than one Portfolio, each investing in a different portfolio of securities. At this time, the Fund issues only shares of the Portfolio. The Fund was formed as a Massachusetts business trust on June 17, 1987. The Fund is one of more than thirty funds managed or advised by Keystone Investment Management Company ("Keystone"). Keystone has retained the services of Credit Lyonnais International Asset Management, North America ("CLIAM") to provide the Portfolio with subadvisory services, subject to the supervision of the Fund's Board of Trustees and Keystone.

GLOBAL OPPORTUNITIES PORTFOLIO --
INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
  The Portfolio's investment objective is capital growth. In selecting its investments, the Portfolio attempts to identify those companies within various countries and industries that have the best opportunities for above-average increases in revenues and earnings and strong prospects for continued revenue growth. In addition, the Portfolio seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth.

  The investment objective of the Portfolio is fundamental and may not be changed without the vote of a majority of the Portfolio's outstanding shares (as defined in the Investment Company Act of 1940 ("1940 Act")), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares a ("1940 Act Majority").

  Any investment involves risk, and there is no assurance that the Portfolio will achieve its investment objective.

PRINCIPAL INVESTMENTS
  In pursuing its objective, the Portfolio may invest in securities of United States ("U.S.") companies and of issuers located in certain foreign countries with developed markets as well as those with emerging markets and the formerly communist countries of Eastern Europe and the People's Republic of China. In its investments in securities of issuers in the U.S. and other countries with developed securities markets, the Portfolio seeks to achieve its objective by investment in equity securities of small to medium sized companies (generally under $1 billion in market capitalization) that are in a relatively early stage of development. In its investments in foreign securities, the Portfolio seeks to achieve its objective by investing in equity securities of issuers that are managed and positioned to take advantage of opportunities for above average increases in revenues and earnings and have strong prospects for continued revenue growth. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the International Bank for Reconstruction and Development ("World Bank").

  Under ordinary circumstances, the Portfolio invests at least 65% of its assets in securities of issuers located in at least three countries, one of which may be the U.S. Under ordinary circumstances, the Portfolio invests at least 65% of its assets in equity securities.

  Some examples of the securities in which the Portfolio may invest are common stocks, securities convertible into common stocks or having common stock characteristics (consisting of rights, warrants and options), preferred stocks, debt securities convertible into or exchangeable for preferred or common stock, debt securities of the U.S. and any foreign governments, including their political subdivisions, debt securities of any international agency (such as the World Bank, Asian Development Bank or Inter-American Development Bank) and time deposits with U.S. and foreign banks, and may hold cash and cash equivalents as discussed below. The Portfolio's securities and other assets may be denominated in U.S. currency or currency of any foreign nation. Except as described above, there are no limitations on the type, size, operating history or dividend paying record of companies or industries in which the Portfolio may invest. The Portfolio's securities may be traded in the over-the-counter market as well as being listed on a foreign exchange. The primary investment criterion used by the Portfolio in the selection of portfolio securities is that the securities provide opportunities for capital growth.

  Although the Portfolio intends to invest primarily in common stocks and securities convertible into common stocks to achieve its objective of growth of capital, the Portfolio may invest in any security listed above. For example, because the market value of debt obligations can be expected to vary inversely with changes in prevailing interest rates, investing in debt securities may provide an opportunity for capital appreciation when interest rates are expected to decline. In addition, the Portfolio may hold cash and invest in cash equivalents, including time deposits, for temporary purposes in order to meet redemption requests or for such periods of time as are necessary to evaluate market conditions and other factors.

OTHER ELIGIBLE INVESTMENTS
  When, in the opinion of Keystone, market conditions warrant, the Portfolio may invest up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1 (the highest grade given by Standard & Poor's Corporation ("S&P"), PRIME-1 (the highest grade given by Moody's Investor Service ("Moody's")) or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in deposits as of the date of their most recently published financial statements and which are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations that at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. When the Portfolio's assets are being invested for temporary defensive purposes, the Portfolio is not pursuing its investment objective.

  The Portfolio may enter into repurchase and reverse repurchase agreements, invest in master demand notes, lend portfolio securities, purchase and sell securities and currencies on a when issued and delayed delivery basis, and purchase or sell securities on a forward commitment basis, write covered call and put options and purchase call and put options to close out existing positions. The Portfolio may also enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation, and may employ new investment techniques with respect to such options and futures contracts and related options.

  The Portfolio may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Portfolio intends to purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Portfolio's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Portfolio's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Portfolio cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.

  For further information about the types of investments and investment techniques available to the Portfolio, including the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

INVESTMENT RESTRICTIONS
  The Fund has adopted the fundamental investment restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Portfolio's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information. Unless otherwise stated, all references to the Portfolio's assets are in terms of current market value.

  Generally, the Portfolio may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities), except that up to 25% of its total assets may be invested without regard to this limit; and (2) borrow, except from banks for temporary or emergency purposes, and/or enter into reverse repurchase agreements in aggregate amounts up to one-third of the value of the Portfolio's net assets.

  The Portfolio intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.

RISK FACTORS
  Like any investment, your investment in the Portfolio involves an element of risk. Before you buy shares of the Portfolio, you should carefully evaluate your ability to assume the risks your investment in the Portfolio poses. YOU CAN LOSE MONEY BY INVESTING IN THE PORTFOLIO. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE PORTFOLIO'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  By itself, the Portfolio does not constitute a balanced investment program. The Portfolio is best suited for investors who can afford to maintain their investment over a relatively long period of time, and who are seeking a fund that is growth oriented and has the potential for high returns. The Portfolio involves a high degree of risk and is not an appropriate investment for conservative investors who are seeking preservation of capital and/or income. You should take into account your own investment objectives as well as your other investments when considering an investment in the Portfolio.

  Certain risks related to the Portfolio are discussed below. In addition to the risks discussed in this section, specific risks, including risks relating to investing in foreign securities and derivatives, individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

  FUND RISKS. Investing in companies with small to medium market capitalizations in a relatively early stage of development involves greater risk than investing in larger established companies. The stock prices of developing companies with smaller market capitalizations can rise very quickly and drop dramatically in a short period of time. This volatility results from a number of factors, including reliance by these companies on limited product lines, markets, and financial and management resources.

  These and other factors may make small and mid cap companies more susceptible to setbacks or downturns. These companies may experience higher rates of bankruptcy or other failures than larger well established companies. They may be more likely to be negatively affected by changes in management. In addition, the stock of small and mid cap companies may be thinly traded.

  Moreover, a need for cash due to large liquidations from the Portfolio when the prices of small and mid cap stocks are declining could result in losses to the Portfolio.

  FOREIGN RISK. Investing in securities of foreign issuers generally involves more risk than investing in a portfolio consisting solely of securities of domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing, and financial reporting standards as are used in the U.S.; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities of comparable quality; there may be less regulation of securities trading and its participants; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of exchange controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. Furthermore, investing in securities of companies in the formerly communist countries of Eastern Europe and the People's Republic of China involves additional risks to those associated with investments in companies in non-formerly communist emerging markets countries. Specifically, those countries could convert back to a single economic system, and the claims of property owners prior to the expropriation by the communist regime could be settled in favor of the former property owners, in which case the Portfolio could lose its entire investment in those countries. These risks are carefully considered by Keystone prior to the purchase of these securities.

  Fluctuations in foreign exchange rates impose an additional level of risk, possibly affecting the value of the Fund's foreign investments and earnings, as well as gains and losses realized through trades, and the unrealized appreciation or depreciation of investments. The Fund may also incur costs when it shifts assets from one country to another.

PRICING SHARES
  The net asset value of a Portfolio share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for purposes of pricing Portfolio shares) except on days when changes in the value of the Portfolio's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Portfolio is arrived at by determining the value of the Portfolio's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  Current values for the Portfolio's securities are determined as follows:

    1. securities that are traded on a national securities exchange or on the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

    2. securities traded in the over-the-counter market, other than NMS, are valued at the mean of the bid and asked prices at the time of valuation;

    3. short-term investments having maturities of more than sixty days for which market quotations are readily available, are valued at current market value; where market quotations are not available, such instruments are valued at fair value as determined by the Board of Trustees;

    4. short-term investments that are purchased with maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

    5. short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

    6. the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Portfolio's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

  Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

DIVIDENDS AND TAXES
  The Portfolio has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Portfolio also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  Any taxable dividend declared in October, November, or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which such dividend was declared.

  If the Portfolio qualifies and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Portfolio will make distributions from its net investment income and net capital gains, if any, at least annually.

  Shareholders receive Portfolio distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Portfolio distributions in the form of additional Class Y shares are made at net asset value.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains dividends are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Portfolio's shares are held. If Portfolio shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received.

  The Portfolio advises its shareholders annually as to the federal tax status of all distributions made during the year.

  If more than 50% of the value of the Portfolio's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Portfolio elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both actual dividends and the amount the Portfolio advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Portfolio's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above described tax credit and deductions are subject to certain limitations.

  In the event the Fund establishes additional Portfolios, each Portfolio will be considered, and intends to qualify as, a regulated investment company.

FUND MANAGEMENT AND EXPENSES

BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management, and administrative services to the Fund.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert
H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel, and general corporate services to Keystone Management, Inc., Keystone, their affiliates and the Keystone Investments Family of Funds.

  Pursuant to the Investment Advisory and Management Agreement (the "Advisory Agreement") with the Fund, Keystone provides investment advisory and management services to the Fund. Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, provides all necessary office space, facilities, equipment, and personnel and arranges, at the request of the Fund, for its employees to serve as officers or agents of the Fund.

  The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                     Aggregate Net Asset Value
Management                                                       of the Shares
Fee                                                                of the Fund
------------------------------------------------------------------------------
1.00% of the first                                          $200,000,000, plus
0.95% of the next                                           $200,000,000, plus
0.85% of the next                                           $200,000,000, plus
0.75% of amounts over                                       $600,000,000;

computed as of the close of business on each business day and payable daily.

  During the fiscal year ended September 30, 1996, the Fund paid or accrued to Keystone investment management and administrative services fees of $5,668,408, which represented 0.91% of the Fund's average daily net assets on an annualized basis. Of such amount, Keystone retained $4,106,917 for its services to the Fund.

  A management fee of 0.75% is higher than that paid by most other investment companies. However, the Fund's fee structure is comparable to that of other global and international funds subject to the higher costs involved in managing a portfolio of predominantly international securities.

  The Advisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Portfolio. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees, including a majority of the Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in any of the Fund's Distribution Plans or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval.

  The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its assignment.

  Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC") (the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

  If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of the Advisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreement.

  In addition to an assignment of the Fund's Advisory Agreement, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Principal Underwriting Agreement between the Fund and the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"). As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. It is currently anticipated that on or about January 2, 1997, Furman Selz LLC will transfer EFD, and Furman Selz LLC's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer: (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.

  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

SUBADVISER
  Keystone has entered into a Subadvisory Agreement with CLIAM (the "Subadvisory Agreement"), an international investment management firm located at 50 Rowes Wharf, Suite 240, Boston, Massachusetts 02110. CLIAM is a subsidiary of Credit Lyonnais, which is among the world's largest banks, with $250 billion in assets and offices in 76 countries. Under the Subadvisory Agreement, CLIAM provides the Portfolio with certain investment advisory services, and Keystone pays CLIAM at the beginning of each fiscal quarter a fee for its services that represents 50% of the management fee paid by the Portfolio to Keystone for the preceding quarter on Portfolio assets of up to $250,000,000 and 30% of the management fee paid by the Portfolio to Keystone for the preceding quarter on Portfolio assets in excess of $250,000,000. The Fund has no responsibility to pay CLIAM's fee.

  The Subadvisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Portfolio. In either case, the terms of the Subadvisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees cast in person at a meeting called for the purpose of voting on such approval.

  The Subadvisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone or by a vote of shareholders of the Portfolio. The Subadvisory Agreement will terminate automatically upon its assignment.

  For the year ended September 30, 1996, Keystone paid or accrued $1,561,491 to CLIAM for its services as subadviser to the Portfolio.

  If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of the Subadvisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval by the Portfolio's shareholders of a new subadvisory agreement between Keystone and CLIAM (the "New Subadvisory Agreement"). The Fund's Trustees have approved the terms of the New Subadvisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Subadvisory Agreement. The meeting is expected to be held in December 1996. The proposed New Subadvisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreement.

PORTFOLIO MANAGER
     Margery C. Parker has been the Fund's Portfolio Manager since July 1996. Ms. Parker is currently a Keystone Vice President and has been an equity investment professional with Keystone since 1988.

FUND EXPENSES
  The Portfolio pays all of its expenses. In addition to the investment advisory fees discussed above, the principal expenses the Portfolio is expected to pay include, but are not limited to, expenses of certain of its Independent Trustees; transfer, dividend disbursing, and shareholder servicing agent expenses; custodian expenses; fees of its independent auditors; expenses of legal counsel for the Fund and for its Independent Trustees in connection with legal matters relating to the Fund; fees payable to government agencies, including registration and qualification fees attributable to the Fund and its shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses for the Class A, B and C shares. The Fund also pays its brokerage commissions, interest charges and taxes.

  During the fiscal year ended September 30, 1996, the Fund paid or accrued to Keystone Investor Resource Center, Inc. ("KIRC") $2,013,849 for services rendered as the Fund's transfer and dividend disbursing agent, and $26,856 to Keystone for certain accounting services. KIRC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Portfolio, Keystone may consider as a factor the number of shares of the Portfolio sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone, CLIAM, the Fund's principal underwriter, or their affiliates.

  The Portfolio may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Portfolio as well as in advising its other clients.

PORTFOLIO TURNOVER
  The Portfolio's portfolio turnover rate for the fiscal years ended September 30, 1995 and 1996 were 35% and 67%, respectively.

  For further information about brokerage and distributions, see the statement of additional information.

HOW TO BUY SHARES

  Class Y shares are offered at net asset value without a front-end or back-end sales load. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset") of Purchase, New York, (2) certain institutional investors and (3) investment advisory clients of Capital Management Group of First Union National Bank of North Carolina, Evergreen Asset or their affiliates.

  You may purchase shares of the Portfolio from any broker-dealer that has a selling agreement with the Principal Underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. See "Fund Management and Expenses" for information on how the Merger will affect the Fund's underwriting arrangements.

  In addition, you may purchase shares of the Portfolio by mailing to the Portfolio, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Portfolio. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer ("EFT").

  Orders for the purchase of Class Y shares of the Portfolio will be confirmed at the public offering price, which is equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day). Orders received by broker-dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day.

  Orders for Class Y shares received other than as stated above will receive the offering price equal to the net asset value per share next determined (generally the next business day's offering price).

  The Portfolio reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Broker-dealers and other financial services firms are obligated to transmit orders promptly.

  The initial purchase amount must be at least $1,000, which may be waived in certain circumstances. There is no minimum amount for subsequent purchases.

  The Portfolio reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to KIRC by calling toll free 1-800-343-2898 or writing to KIRC or to the firm from which you received this prospectus.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of Fund shares. In addition, broker-dealers may, from time to time, receive additional cash payments. The Principal Underwriter may also provide written information to broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers that satisfy certain criteria established, from time to time, by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.

  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

HOW TO REDEEM SHARES
  You may redeem Class Y shares of the Portfolio for cash at their net redemption value by writing to the Portfolio, c/o KIRC, and presenting a properly endorsed share certificate (if certificates have been issued) to the Portfolio. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephonic order will be deposited by wire or EFT only to the bank account designated in your account application.

  You may also redeem your shares through broker-dealers. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation it will pay the redemption proceeds to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fees for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Portfolio's portfolio securities between purchase and redemption.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Portfolio may be requested to redeem shares for which it has not yet received good payment. In such a case, the Portfolio will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The Portfolio computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption will be made within seven days thereafter except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Portfolio or KIRC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Portfolio and KIRC reserve the right to withdraw this waiver at any time.

  If the Portfolio receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the Portfolio cannot execute your order. In such cases, the Portfolio will request the missing information from you and process the order on the day such information is received.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Portfolio by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the Portfolio reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

GENERAL
  The Portfolio reserves the right at any time to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Portfolio, KIRC, nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL") or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the Portfolio, KIRC, nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.

  The Portfolio may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Portfolio cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained by writing to KIRC or by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  If you have obtained the appropriate prospectus, you may exchange Class Y shares of the Portfolio for Class Y shares of certain other Keystone America Funds at net asset value by calling or writing to KIRC.

  The exchange fee is $10. The exchange fee is waived for individual investors who make an exchange using KARL. The Portfolio reserves the right to terminate this exchange offer or to change its terms, including the right to change the fee for any exchange.

  Orders for exchanges received by the Portfolio prior to 4:00 p.m. eastern time on any day the funds are open for business will be executed at the respective net asset values of each fund's Class Y shares determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the Portfolio. Therefore, the Portfolio, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $100 per month or quarter from your bank account or Keystone Liquid Trust to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call KIRC. Please include your account numbers. Termination may take up to 30 days.

RETIREMENT PLANS
  The Fund has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); Salary-Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans (TSAs); 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to KIRC.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.5% per month or 4.5% per quarter of the total net asset value of the Portfolio shares in your account when a Systematic Income Plan is opened. Excessive withdrawals may decrease or deplete the value of your account.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must have established an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment (minimum $100) you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any Class Y Keystone America Fund shares you may own automatically invested to purchase the same class of shares of certain other Keystone America Funds. You may select this service on your application and indicate the Keystone America Fund (s) into which distributions are to be invested.

OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

PERFORMANCE DATA
  From time to time the Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME.

  Total return and current yield are computed separately for each class of shares of the Fund.

  Total return refers to average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable contingent deferred sales charge and all recurring charges, if any, applicable to all shareholder accounts. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

  The Portfolio may also include comparative performance data for each class of shares when advertising or marketing the Portfolio's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, Ibbotson Associates or other industry publications.

FUND SHARES
  The Fund issues Class A, B, C and Y shares, which participate proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of Class A, B and C shares or other expenses that the Board of Trustees may designate as class expenses from time to time, are borne solely by the relevant class; (2) each class of shares having a Distribution Plan has exclusive voting rights with respect to its Distribution Plan; (3) each class has different exchange privileges; and (4) each class generally has a different designation.

  Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales load while Class B and Class C shares bear such expenses through a higher annual distribution fee. As a result, expenses attributable to Class B shares and Class C shares will generally be higher, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Class Y shares are not subject to a front-end sales load or a contingent deferred sales charge and pay no distribution expenses. Therefore, income distributions paid by the Fund on Class Y shares will be greater than those paid with respect to Class A, B and C shares.

  When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Class Y shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. The Fund is authorized to issue additional series or classes of shares.

  Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of the Fund vote together except when required by law to vote separately by class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Fund's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

  Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION
  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the Fund intends, when an annual report or a semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      ADDITIONAL INVESTMENT INFORMATION

  The Portfolio may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations also may be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Portfolio may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

TIME DEPOSITS
  The Portfolio may acquire time deposits or obligations issued by international agencies, such as the International Bank for Reconstruction and Development, the Asian Development Bank, or the Inter-American Bank. Additionally, the Portfolio may purchase certificates of deposit, bankers' acceptances, time deposits, or other similar obligations issued by foreign banks.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by the Portfolio permit the Portfolio to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Portfolio may have maturities of more than one year, provided (1) the Portfolio is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Portfolio will invest in them only if the issuer meets the criteria established for commercial paper.

REPURCHASE AGREEMENTS
  The Portfolio may enter into repurchase agreements; i.e., the Portfolio purchases a security subject to the Fund's obligation to resell and the seller's obligation to repurchase that security at an agreed upon price and date, such date usually being not more than seven days from the date of purchase. The resale price is based on the purchase price plus an agreed upon current market rate of interest that (for purposes of the transaction) is generally unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement imposes an obligation on the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. The value of the underlying security is at least equal to the amount of the agreed upon resale price and marked to market daily to cover such amount. The Portfolio may enter into such agreements only with respect to U.S. government and foreign government securities, which may be denominated in U.S. or foreign currencies. The Portfolio may enter into such repurchase agreements with foreign banks and securities dealers approved in advance by the Fund's Trustees. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. It does not presently appear possible to eliminate all risks involved in repurchase agreements. These risks include the possibility of an increase in the market value of the underlying securities or inability of the repurchaser to perform its obligation to repurchase coupled with an uncovered decline in the market value of the collateral, including the underlying securities, as well as delay and costs to the Portfolio in connection with enforcement or bankruptcy proceedings. Therefore, it is the policy of the Portfolio to enter into repurchase agreements only with large, well-capitalized banks that are members of the Federal Reserve System and with primary dealers in U.S. government securities (as designated by the Federal Reserve Board) whose creditworthiness has been reviewed and found satisfactory by the Portfolio's advisers.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Portfolio would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Portfolio intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the Portfolio's custodian containing liquid assets having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities which the Portfolio is obligated to repurchase may decline below the repurchase price.

FOREIGN SECURITIES
  The Portfolio may invest in securities principally traded in securities markets outside the United States. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularly emerging market country companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, particularly with respect to companies in the formerly communist countries of Eastern Europe and the People's Republic of China, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the United States).

"WHEN ISSUED" SECURITIES
  The Portfolio may also purchase and sell securities or currencies on a when issued and delayed delivery basis. When issued and delayed delivery transactions arise when securities or currencies are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio engages in when issued and delayed delivery transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such commitments will be maintained until payment is made.

  When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Portfolio does not accrue any income on such securities prior to their delivery. To the extent the Portfolio engages in when issued and delayed delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

DERIVATIVES
  The Portfolio may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Portfolio to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Portfolio is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Portfolio uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Portfolio shareholders. Keystone is not an aggressive user of derivatives with respect to the Portfolio. However, the Portfolio may take positions in those derivatives that are within its investment policies if, in Keystone's judgment, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Portfolio's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures is provided later in this section and is provided in the Portfolio's statement of additional information. The Portfolio does not presently engage in the use of swaps.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments.

  Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Portfolio.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Portfolio's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Portfolio's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Portfolio as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolio considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risk -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular, privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Portfolio may write (i.e., sell) covered call and put options. By writing a call option, the Portfolio becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Portfolio becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Portfolio also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Portfolio may only write "covered" options. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Portfolio might own substantially similar U.S. Treasury bills. If the Portfolio has written options against all of its securities that are available for writing options, the Portfolio may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Portfolio does not expect, however, that this will occur.

  The Portfolio will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Portfolio receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Portfolio might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Portfolio might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Portfolio may purchase put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Portfolio generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options, no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Portfolio's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Portfolio will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded, include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Portfolio. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Portfolio is subject to the investment restrictions described in this prospectus and the statement of additional information.

  The staff of the SEC is of the view that the premiums that the Portfolio pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Portfolio are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Portfolio is in compliance with its fundamental investment restriction relating to illiquid securities.

FUTURES TRANSACTIONS
  The Portfolio may enter into currency and other financial futures contracts and write options on such contracts. The Portfolio intends to enter into such contracts and related options for hedging purposes. The Portfolio will enter into securities, currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Portfolio does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

  The Portfolio may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Portfolio sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Portfolio, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Portfolio intends to purchase futures contracts in order to fix what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Portfolio intends to purchase.

  The Portfolio also intends to purchase put and call options on currency and other financial futures contracts for hedging purposes. A put option purchased by the Portfolio would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Portfolio would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Portfolio to pay a premium. In exchange for the premium, the Portfolio becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Portfolio's loss will be limited to the amount of the premium and any transaction costs.

  The Portfolio may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Portfolio's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable the Portfolio to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Portfolio's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Portfolio's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Portfolio's futures position and the securities or currencies held by or to be purchased for the Portfolio. In addition, futures contracts transactions involve the remote risk that a party participating in a transaction will not be able to fulfill its obligations and the amount of the obligation will exceed the ability of the clearing broker to satisfy. Keystone will attempt to minimize these risks through careful selection and monitoring of the Portfolio's futures and options positions.

  The Portfolio does not intend to use futures transactions for speculation or leverage. The Portfolio has the ability to write options on futures, but intends to write such options only to close out options purchased by the Portfolio. The Portfolio will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Portfolio may invest in securities of foreign issuers. When the Portfolio invests in foreign securities they usually will be denominated in foreign currencies, and the Portfolio temporarily may hold funds in foreign currencies. Thus, the value of Portfolio shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Portfolio may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Portfolio will deliver and receive when the contract is completed) is fixed when the Portfolio enters into the contract. The Portfolio usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Portfolio intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Portfolio expects a decrease in the value of the currency in which the foreign security is denominated. Although the Portfolio will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Portfolio's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. The Portfolio may also purchase and sell options related to foreign currencies in connection with hedging strategies.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Portfolio may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Portfolio if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Portfolio's total assets taken at their current value. The Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Portfolio if, in the opinion of the Portfolio, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made, however, to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

ZERO COUPON "STRIPPED" BONDS
  A zero coupon (interest) "stripped" bond represents ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. These bonds mature on the payment dates of the interest or principal which they represent. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

  In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individally against the issuer and are not required to act in concert with other holders of zero coupon bonds.

  For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the coupon (interest) payments and the principal payments from the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market values at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

                    ---------------------------------------
                                KEYSTONE AMERICA
                                   FUND FAMILY

                                       ()

                                Balanced Fund II
                      Capital Preservation and Income Fund
                           Government Securities Fund
                          Intermediate Term Bond Fund
                             Strategic Income Fund
                                World Bond Fund
                              Tax Free Income Fund
                        California Insured Tax Free Fund
                             Florida Tax Free Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                         New York Insured Tax Free Fund
                           Pennsylvania Tax Free Fund
                             Fund for Total Return
                            Global Opportunities Fund
                      Hartwell Emerging Growth Fund, Inc.
                                   Omega Fund
                              Fund of the Americas
                     Global Resources and Development Fund
                          Small Company Growth Fund II
                    ---------------------------------------

[logo]KEYSTONE
      INVESTMENTS

Keystone Investment Distributors Company
200 Berkeley Street
Boston, Massachusetts 02116-5034
                                                                  [recycle logo]

                    ---------------------------------------
                                    KEYSTONE

                               [graphic omitted]

                                     GLOBAL
                                 OPPORTUNITIES
                                      FUND

                    ---------------------------------------

                                     [logo]

                                 PROSPECTUS AND
                                  APPLICATION
                                 Class Y Shares

                       KEYSTONE GLOBAL OPPORTUNITIES FUND


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                                  ALL CLASSES

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 10, 1996



         This statement of additional information pertains to all classes of shares of Keystone Global Opportunities Fund (the "Fund"). It is not a prospectus, but relates to, and should be read in conjunction with, either the prospectus offering Class A, B and C shares dated December 10, 1996 or the separate prospectus offering Class Y shares dated December 10, 1996. Copies of each prospectus may be obtained from the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"), or your broker-dealer. The Fund's Principal Underwriter is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.



--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         Page


            The Fund                                                     2
            Investment Objective and Policies                            2
            Investment Restrictions                                      3
            Distributions and Taxes                                      5
            Valuation of Securities                                      6
            Brokerage                                                    8
            Sales Charges                                               10
            Distribution Plans                                          14
            Trustees and Officers                                       17
            Investment Management                                       21
            Principal Underwriter                                       25
            Declaration of Trust                                        27
            Expenses                                                    27
            Standardized Total Return
              and Yield Quotations                                      29
            Financial Statements                                        30
            Additional Information                                      31
            Appendix                                                   A-1

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

         The Fund is an open-end, diversified management investment company commonly known as a mutual fund that is authorized to issue more than one series of shares. At this time, the Fund issues only one series of shares, the Global Opportunities Portfolio (the "Portfolio"). The Global Opportunities Portfolio seeks capital growth.

         The Fund was formed as a Massachusetts business trust on June 17, 1987. The Fund is managed and advised by Keystone Investment Management Company ("Keystone") and has as its subadviser Credit Lyonnais International Asset Management, North America ("CLIAM").

         Certain information about the Fund is contained in its prospectuses. This statement of additional information provides additional information about the Fund that may be of interest to some investors.


--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Portfolio has adopted the fundamental investment restrictions set forth below, which may not be changed without the vote of a majority of the Portfolio's outstanding voting shares (as defined in the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise stated, all references to Portfolio assets are in terms of current market value.

         The Portfolio may not do the following:

         (1) purchase any security of any issuer (other than any security issued or guaranteed as to principal or interest by the U.S., its agencies or instrumentalities) if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

         (2) purchase securities on margin except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (3) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (4) borrow money, except that the Portfolio may borrow money from banks and/or enter into reverse repurchase agreements for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Portfolio's net assets provided that no additional investments shall be made at any time that outstanding borrowings (including amounts payable under reverse repurchase agreements) exceed 5% of the Portfolio's assets;

         (5) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets;

         (6) issue senior securities; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities are not deemed to be the issuance of a senior security;

         (7) make loans, except that the Portfolio may purchase or hold debt securities, including nonpublicly offered debt securities and convertible debt securities, consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to broker-dealers, and enter into repurchase agreements;

         (8) purchase any security of any issuer if as a result more than 25% of its total assets would be invested in a single industry; except that (a) there is no restriction with respect to U.S. government securities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) the industry classification of utilities will be determined according to their services (for example, gas, gas transmission, electric, and telephone will each be considered a separate industry) and (d) the industry classification of medically related industries will be determined according to their services (for example, management, hospital supply, medical equipment and pharmaceuticals will each be considered a separate industry);

         (9) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         (10) purchase securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (11) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and it may engage in currency and other financial futures contracts and related options transactions;

         (12) underwrite securities of other issuers, except that the Portfolio may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objectives;

         (13) purchase any security (other than U.S. government securities) of any issuer if as a result the Portfolio would hold more than 10% of the voting securities of the issuer; and

         (14) purchase any security for the purpose of control or management.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         Additional restrictions adopted by the Fund, which may be changed by the Board of Trustees, provide that the Portfolio may not purchase or retain securities of an issuer if, to the knowledge of the Fund, any officer, Trustee or Director of the Fund or Keystone, each owning beneficially more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer, or such persons or management personnel of the Fund or Keystone or Keystone Management, Inc. ("Keystone Management") have a substantial beneficial interest in the securities of such issuer. Portfolio securities of the Portfolio may not be purchased from or sold or loaned to Keystone or any affiliate thereof or any of their Directors, officers or employees; and the Portfolio may not purchase or sell interests in oil, gas or other mineral exploration or development objectives and policies, purchase publicly traded securities of companies engaging in such activities.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

         So long as the Fund's Class A shares are registered for sale in Japan and Japanese authorities require, the Fund will operate in accordance with certain additional non-fundamental investment restrictions, which may be changed by the Board of Trustees, including the following: The Fund may not (1) borrow money, except that the Fund may borrow money from banks and/or enter into reverse repurchase agreements for temporary or emergency purposes in aggregate amounts up to 10% of the value of the Fund's net assets; (2) invest in the stock of any one issuer if the value of the holdings of the Fund in the equity securities of such issuer exceeds 10% of the net asset value of the Fund (except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities); and (3) purchase any securities (other than U.S. governmental securities) of any issuer if as a result the Fund would hold more than 10% of the stock of the issuer. The Fund may not purchase securities of any issuer if, as a result, the Fund, together with other portfolios (if any) of the Fund, would own more than 15% of the stock of such issuer.


--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


         The Fund will make distributions from net investment income and net realized capital gains, if any, annually in shares or, at the option of the shareholder, in cash. Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of such shares determined on the basis of the Portfolio's net asset value per share per class computed at the end of the day on the ex-dividend date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks as appropriate will be mailed to shareholders within seven days after the Portfolio pays the distribution. Unless the Portfolio receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.


         Distributed long-term capital gains are taxable as such to the shareholder, regardless of how long the shareholder has held Portfolio shares. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Portfolio's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment, though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Portfolio, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Portfolio's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

         When the Portfolio makes a distribution, it intends to distribute only the Portfolio's net capital gains and such income as has been predetermined, to the best of the Fund's ability, to be taxable as ordinary income. Shareholders of the Portfolio will be advised annually of the federal income tax status of distributions.

         If more than 50% of the value of the Portfolio's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Portfolio elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both actual dividends and the amount the Portfolio advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Portfolio's investments. The shareholder will be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the above described tax credit and deductions are subject to certain limitations.


--------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
--------------------------------------------------------------------------------


         Current values for the Portfolio's securities are determined as follows:


         (1) securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or NMS prior to the time of the valuation, provided that a sale has occurred and that this price reflects current market value according to procedures established by the Board of Trustees;

         (2) securities traded in the over-the-counter market, other than on NMS, for which market quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;


         (3) short-term investments that are purchased with maturities of sixty days or less (including all master demand notes) are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (4) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market;

         (5) short-term investments having maturities of more than sixty days for which market quotations are readily available, are valued at current market value; where market quotations are not available, such investments are valued at fair value as determined by the Fund's Board of Trustees; and

         (6) the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities or those on NMS if, in the Portfolio's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities and various relationships between securities and yield to maturity in determining value.



--------------------------------------------------------------------------------
                                    BROKERAGE
--------------------------------------------------------------------------------


         It is Keystone's policy, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid; the efficiency with which the transaction is effected; the broker's ability to effect the transaction at all where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions in the future; and the financial strength and stability of the broker. Such considerations are weighed by management in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund or Keystone is considered to be in addition to, and not in lieu of, services required to be performed by Keystone Management under its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"). The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with
Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone does follow such a practice, they will do so on a basis which is fair and equitable to the Fund.

         The Fund expects that purchases and sales of securities will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers, unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities for the Portfolio in order to take advantage of the lower purchase price available to members of such a group. Neither Keystone nor the Fund intends to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Trustees, however, has determined that the Fund may consider sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The Fund's Board of Trustees periodically reviews the Portfolio's brokerage policy. In the event of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify, or eliminate any of the foregoing practices.


         Investment decisions for the Fund are made independently by Keystone from those of the other funds and investment accounts managed by Keystone. It may frequently develop, however, that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. Although, in some cases this system could have a detrimental effect on the price or volume of the Portfolio's securities, in other cases, the Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone, the Principal Underwriter, or any of their "affiliated persons", as defined in the 1940 Act.


--------------------------------------------------------------------------------
                                  SALES CHARGES
--------------------------------------------------------------------------------

GENERAL


  The Portfolio currently offers Class A, B, and C shares. Commencing January 2, 1997, the Fund currently intends to offer Class Y shares. Class A shares are offered with a maximum sales charge of 5.75% payable at the time of purchase ("Front-End Load Option"). Class B shares purchased on or after June 1, 1995 are subject to a contingent deferred sales charge ("CDSC") payable upon redemption during the 72-month period from and including the month of purchase ("Back-End Load Option"). Class B shares purchased prior to June 1, 1995 are subject to a CDSC payable upon redemption within three calendar years after the first year of purchase. Class B shares purchased on or after June 1, 1995, that have been outstanding eight years from and including the month of purchase will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995, that have been outstanding during seven calendar years will similarly convert to Class A shares. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer and dividend disbursing agent. Class C shares are sold subject to a CDSC payable upon redemption within one year after purchase ("Level Load Option"). Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset") of Purchase, New York, (2) certain institutional investors and (3) investment advisory clients of Capital Management Group of First Union National Bank of North Carolina, Evergreen Asset or their affiliates.

         The prospectus for Class A, B and C shares contains a general description of how investors may buy shares of the Fund as well as a table of applicable sales charges for Class A shares; a discussion of reduced sales charges that may apply to subsequent purchases; and a description of applicable CDSCs. A separate prospectus describes the Class Y shares and contains a general description of how investors may buy Class Y shares.

CONTINGENT DEFERRED SALES CHARGES

         In order to reimburse the Fund for certain expenses relating to the sale of its shares (see "Distribution Plans"), a CDSC may be imposed at the time of redemption of certain Fund shares, as described below. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you and retained by the Principal Underwriter. See "Calculation of Contingent Deferred Sales Charge" and "Waiver of Sales Charges" as follows.

CLASS A SHARES

         With certain exceptions, purchases of Class A shares (1) in an amount equal to or exceeding $1,000,000, and/or (2) by a corporate qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax-sheltered annuity or TSA Plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan"), in either case without a front-end sales charge, will be subject to a CDSC during the 24-month period following the date of purchase.

CLASS B SHARES

         With respect to Class B shares purchased on or after June 1, 1995, the Fund, with certain exceptions, will impose a CDSC on Class B shares redeemed during succeeding twelve-month periods as follows: 5.00% during the first twelve-month period; 4.00% during the second twelve-month period; 3.00% during the third twelve-month period; 3.00% during the fourth twelve-month period; 2.00% during the fifth twelve-month period, and 1.00% during the sixth twelve-month period. No CDSC is imposed on amounts redeemed thereafter.

         With respect to Class B shares purchased prior to June 1, 1995, the Fund, with certain exceptions, will impose a CDSC of 3.00% on shares redeemed during the calendar year of purchase and the first calendar year after the year of purchase; 2.00% on shares redeemed during the second calendar year after the year of purchase; and 1.00% on shares redeemed during the third calendar year after the year of purchase. No CDSC is imposed on amounts redeemed thereafter.

         Amounts received by the Principal Underwriter under the Class B Distribution Plans are reduced by CDSCs retained by the Principal Underwriter.

CLASS C SHARES

         With certain exceptions, the Fund will impose a CDSC of 1.00% on shares redeemed within one year after the date of purchase. No CDSC is imposed on amounts redeemed thereafter.

CLASS Y SHARES


         No CDSC is imposed on the redemption of Class Y shares.


CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.


         No CDSC is imposed when you redeem amounts derived from (1) increases in the value of your account above the net cost of the Portfolio shares due to increases in the net asset value per share of the Portfolio; (2) certain shares with respect to which the Portfolio did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 24 months;
(4) Class B shares held during more than four consecutive calendar years or more than 72 months, as the case may be; or (5) Class C shares held for more than one year from the date of purchase.


         Upon request for redemption, shares not subject to a CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no CDSC imposed when the shares of a class are exchanged for the shares of the same class of another Keystone America Fund. Moreover, for the purpose of computing CDSCs, when shares of one fund are exchanged for shares of another fund, the date of the purchase of the shares being acquired by exchange is deemed to be the date shares tendered for exchange were originally purchased.


WAIVER OF SALES CHARGES


         Shares of the Portfolio also may be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of an initial sales charge to (1) certain Directors, Trustees, officers, full-time employees and sales representatives of the Fund, Keystone, Keystone Investments, Inc. ("Keystone Investments"), Keystone Management, the Principal Underwriter, and certain of their affiliates, who have been such for not less than ninety days; (2) a pension and profit-sharing plans established by such companies, and their affiliates, for the benefit of their Directors, Trustees, officers, full-time employees and sales representatives; or
(3) registered representatives of a firm with a dealer agreement with the Principal Underwriter; provided, however, that all such sales are made upon the written assurance that the purchase is made for investment purposes, and that the securities will not be resold except through redemption by the Fund.

         No initial sales charge or CDSC is imposed on purchases or redemptions of shares of the Portfolio by a bank or trust company in a single account in the name of such bank or trust company as trustee, if the initial investment in shares of the Portfolio or any other fund in the Keystone Investments Family of Funds purchased pursuant to this waiver is at least $500,000 and any commission paid by the Fund and such other funds at the time of such purchase is not more than 1.00% of the amount invested.

         With respect to Class A shares purchased by a Qualifying Plan at net asset value or Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions from an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Income Plan of up to 1.5% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


REDEMPTIONS IN KIND


         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorized payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.



--------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares, if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1 (a "Distribution Plan").


         The Fund's Class A, B and C Distribution Plans have been approved by the Fund's Board of Trustees, including a majority of the Independent Trustees (Trustees who are not interested persons in the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Distribution Plans or any agreement related thereto). The Fund's Class Y shares have not adopted a Distribution Plan and do not bear any Distribution Plan expenses.

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that the Fund may pay annually in distribution costs for sales of its shares and shareholder service fees. The NASD currently limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.


CLASS A DISTRIBUTION PLAN


  The Class A Distribution Plan provides that the Portfolio may expend daily amounts at an annual rate, which is currently limited to up to 0.25% of the Portfolio's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of Class A shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter of the Fund to enable the Principal Underwriter to pay or to have paid to others (broker-dealers) who sell Class A shares a service or other fee, at such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.


         Amounts paid by the Portfolio under the Class A Distribution Plan are currently used to pay others, such as broker-dealers, service fees at an annual rate of up to 0.25% of the average net asset value of Class A shares maintained by such others and outstanding on the books of the Fund for specified periods.

CLASS B DISTRIBUTION PLANS


  Each Class B Distribution Plan provides that the Portfolio may expend daily amounts at an annual rate of up to 1.00% of the Portfolio's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter of the Fund (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class B shares sold since inception of the Distribution Plans; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.


         The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee, in advance, in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the broker-dealer or other party receives service fees at an annual rate of 0.25% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of the Fund for specified periods.


         The Principal Underwriter intends, but its not obligated, to continue to pay or accrue distribution charges incurred in connection with a Class B Distribution Plan that exceed current annual payments permitted to be received by the Principal Underwriter from the Fund ("Advances"). The Principal Underwriter intends to seek full reimbursement of such Advances from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the Fund's Independent Trustees authorize reimbursement of Advances, the effect would be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by a Class B Distribution Plan.

         In connection with financing its distribution costs, including commission advances to broker-dealers and others, the Principal Underwriter has sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the two-year period commencing approximately June 1, 1995. The Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, the Fund may be subject to adverse distribution consequences.


CLASS C DISTRIBUTION PLAN


         The Class C Distribution Plan provides that the Portfolio may expend daily amounts at an annual rate of up to 1.00% of the Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter of the Fund (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; and (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by any such recipients and outstanding on the books of the Fund for specified periods.


         The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, broker-dealers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25% of the average daily net asset value of each Class C share maintained by the recipients outstanding on the books of the Fund for specified periods.

DISTRIBUTION PLANS - GENERAL


         The total amounts paid by the Portfolio under the foregoing arrangements may not exceed the maximum Distribution Plan limits specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of a Distribution Plan, and may also require that total expenditures by the Portfolio under a Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above.

         Each of the Distribution Plans may be terminated at any time by a vote of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class of Fund shares. If a Class B Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

         Any change in a Distribution Plan that would materially increase the distribution expenses of the Portfolio provided for in a Distribution Plan requires shareholder approval. Otherwise, a Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

         While a Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Portfolio's shares resulting from payments under the Distribution Plans have benefited the Portfolio.



--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


         The Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
     Fund; Chairman of the Board, President and Chief Executive Officer of Keystone Investments, Keystone, Keystone Management and Keystone Software, Inc. ("Keystone Software"); President, Chief Executive Officer and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional")and Keystone Fixed Income Advisors ("KFIA"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Director of the Principal Underwriter, Keystone Investor Resource Center, Inc. ("KIRC"), and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President, Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Professor, Fi nance Department, George Washington University; President, Amling & Company (investment advice); and former Member, Board of Advis ers, Credito Emilano (banking).

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management Corporation (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director of Keystone Investments; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board and Chief Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Principal, Padanaram Associates, Inc.; and former Executive Director, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Trustee, Treasurer, and Chairman of the Finance Committee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways Preservation and Exchange Trust (education); Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company; former Managing Partner, Roscommon Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates (environmental consulting); and former Director, Keystone Investments and Keystone.

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Chief Executive Officer, Carson Products Company; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman and Of Counsel, Keyser, Crowley, Meub, Layden, Kulig & Sullivan P.C.; Member, Governor's
     (VT) Council of Economic Advisers; Chair man of the Board and Director, Central Vermont Public Service Cor poration and Lahey Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Grand Trunk Corporation, Grand Trunk Western Railroad, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Director and President, Associated Industries of Vermont; former Director of Keystone, Central Vermont Railway, Inc., S.K.I. Ltd., and Arrow Financial Corp.; and former Director and Chairman of the Board, Hitchcock Clinic, Proctor Bank, and Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Vice Chair and former Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman, Environmental Warranty, Inc. (insurance agency); Executive Con sultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old State House Association, Middlesex Mutual Assurance Company, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief Investment Officer, The Travelers Corporation; former Trustee, Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Partner, Far rell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro College School of Law; and former President, Nassau County Bar Association.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; Director, Senior Vice President, Chief Financial Officer, and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software; Vice President and Treasurer of KFIA; Director of KIRC; former Treasurer and Director of Hartwell Keystone; and former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other funds in the Keystone Investments Family of Funds; Vice President and former Controller of Keystone Investments, Keystone, the Principal Underwriter, FICO, and Keystone Software; and former Controller of Keystone Asset Corporation and Keystone Capital Corporation.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
     Vice President and Secretary of all other funds in the Keystone Investments Family of Funds; Senior Vice President, General Counsel, and Secretary of Keystone; Senior Vice President, General Counsel, Secretary, and Director of the Principal Underwriter, Keystone Management, and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel, and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel, and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; and former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.


* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.


         Mr. Elfner and Mr. Bissell are "interested persons" of the Fund by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended September 30, 1996, no Trustee affiliated with Keystone or any officer received any direct remuneration from the Fund. During the same period, the unaffiliated Trustees received $30,601 in retainers and fees from the Fund. For the calendar year ended December 31, 1995, annual retainers and meeting fees paid by all funds in the Keystone Investments Family of Funds (which includes over 30 mutual funds) totaled approximately $450,716. As of November 30, 1996, the Trustees and officers beneficially owned less than 1.00% of the Fund's then outstanding Class A, Class B and Class C shares.

         The address of the Fund's Trustees and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.



--------------------------------------------------------------------------------
                              INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


         Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund. Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.

         Except as otherwise noted below, pursuant to the Advisory Agreement, Keystone manages and administers the Fund's operation and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions. The Advisory Agreement stipulates that Keystone shall (i) provide office space and all necessary office facilities, equipment and personnel in connection with its services under the Advisory Agreement (ii) pay or reimburse the Fund for the compensation of officers and Trustees of the Fund who are affiliated with Keystone and (iii) pay all expenses of Keystone incurred in connection with the provision of its services.

         The Portfolio shall bear all other expenses, including, but not limited to, (i) custodian charges and expenses; (ii) bookkeeping and auditors' charges and expenses; (iii) transfer agent charges and expenses; (iv) fees of Independent Trustees; (v) brokerage commissions; (vi) brokers' fees and expenses and issue and transfer taxes; (vii) costs and expenses under the Distribution Plans; (viii) taxes and trust fees payable to governmental agencies; (ix) the cost of share certificates; (x) fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (the "Commission") or under state or other securities laws; (xi) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Portfolio; (xii) expenses of shareholders' and Trustees' meetings; (xiii) charges and expenses of legal counsel for the Fund and for the Indepdent Trustees on matters relating to the Fund; (xiv) charges and expenses of filing annual and other reports with the SEC and other authorities; and (xi) all extraordinary charges and expenses of the Fund.


         The Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                Aggregate Net Asset
Management                                             Value of the
Fee                                              Shares of the Fund
-------------------------------------------------------------------
1.00% of the first                             $  200,000,000, plus
0.95% of the next                              $  200,000,000, plus
0.85% of the next                              $  200,000,000, plus
0.75% of amounts over                          $  600,000,000;


computed as of the close of business on each business day and payable daily.


         The fee charged to the Fund is higher than that charged to most other investment companies. The fee is comparable, however, to fees charged to other global and international funds, which, together with the Fund, are subject to the higher costs involved in managing a portfolio of predominantly international securities.


         The Advisory Agreement continues in effect only if approved at least annually (i) by the Board of Trustees of the Fund or by a vote of a majority of the outstanding shares, and (ii) by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC")(the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

        If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of the Advisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreement.

SUBADVISER

         Pursuant to the Advisory Agreement, Keystone has entered into a subadvisory agreement with CLIAM (the "Subadvisory Agreement") under which Keystone has delegated certain of its investment advisory services to CLIAM. Pursuant to the Subadvisory Agreement, CLIAM will, subject to the supervision of the Fund's Board of Trustees and Keystone, furnish a continuous investment program for the Portfolio's non-North American portfolio. CLIAM will determine what securities will be purchased for or sold from the non-North American portfolio of the Portfolio and will recommend what portion of the Portfolio's non-North American assets shall be held uninvested.

         CLIAM, located at 50 Rowes Wharf, Suite 420, Boston, Massachusetts 02110, is an international investment management firm, established in April 1991, which is wholly-owned by Credit Lyonnais, Paris, France, a financial institution with assets of approximately $250 billion and over 500 branches in 60 countries.

         Pursuant to the Subadvisory Agreement, Keystone pays CLIAM at the beginning of each fiscal quarter a fee for its services that represents 50% of the management fee paid by the Portfolio to Keystone for the preceding quarter on Portfolio assets of up to $250,000,000 and 30% of the management fee paid by the Portfolio to Keystone for the preceding quarter on Portfolio assets in excess of $250,000,000. The Portfolio has no responsibility to pay CLIAM's subadvisory fee.

         The proposed Merger will also be deemed to cause an assignment, within the meaning of the 1940 Act, of the Subadvisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new subadvisory agreement between Keystone and CLIAM (the "New Subadvisory Agreement"). The Fund's Trustees have approved the terms of the New Subadvisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Subadvisory Agreement. The meeting is expected to be held in December 1996. The proposed New Subadvisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreement.



--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

         The Fund has entered into Principal Underwriting Agreements (the "Underwriting Agreements") with the Principal Underwriter, a Delaware corporation and wholly-owned subsidiary of Keystone.


         The Principal Underwriter, as agent, currently has the right to obtain subscriptions for and to sell shares of the Fund to the public. In so doing, the Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers, dealers and others, acting as principals, for sales of shares. No such representative, dealer or broker has any authority to act as agent for the Portfolio. The Principal Underwriter has not undertaken to buy or to find purchasers for any specific number of shares. The Principal Underwriter may receive payments from the Fund pursuant to the Portfolio's Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the offering price of the shares, such price being in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectuses, and statement of additional information. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreements, the Fund is not liable to anyone for failure to accept any order.

         The Fund has agreed under the Underwriting Agreements to pay all expenses in connection with the registration of its shares with the Commission and auditing and filing fees in connection with the registration of its shares under the various state "blue-sky" laws.


         From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.

         The Principal Underwriter has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Principal Underwriter has also agreed that it will indemnify and hold harmless the Fund and each person who has been, is or may be a Trustee or officer of the Fund against expenses reasonably incurred by any of them in connection with any claim, action, suit or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material act on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.


         The Underwriting Agreements will remain in effect so long as their terms and continuance are approved at least annually by a majority of (i) the Independent Trustees cast in person at a meeting called for that purpose, and
(ii) by vote of a majority of Trustees, or by vote of a majority of the outstanding shares.


         The Underwriting Agreements may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreements will terminate automatically upon their "assignment," as that term is defined in the 1940 Act.


         In addition to an assignment of the Fund's Advisory and Subadvisory Agreements, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Underwriting Agreements. As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. It is currently anticipated that on or about January 2, 1997, Furman Selz LLC will transfer EFD, and Furman Selz LLC's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer, (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a new subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.



--------------------------------------------------------------------------------
                              DECLARATION OF TRUST
--------------------------------------------------------------------------------


MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated June 17, 1987 (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust is on file as an exhibit to the Registration Statement of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.


DESCRIPTION OF SHARES


         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that class. Upon liquidation, shares are entitled to a pro rata share of the Fund based on the relative net assets of each class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Fund is authorized to issue additional classes or series of shares. The Fund offers Class A, B, C and Y shares, but may issue additional classes or series of shares.


SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If the Fund were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund and (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund.


VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights except that each class of shares has exclusive voting rights with respect to its respective Distribution Plan. No amendment may be made to the Declaration of Trust which adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.


         After an initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by Shareholders at which time the Trustees then in office will call a shareholders meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------


INVESTMENT ADVISORY FEES

For each of the Portfolio's last three fiscal years, the table below lists the total dollar amounts paid by (1) the Portfolio to Keystone for services rendered under the Advisory Agreement and (2) by Keystone to CLIAM for services rendered under the SubAdvisory Agreement. For more information, see "Investment Management."

                    Fee Paid to         Percentage of          Fee Paid to
Fiscal              Keystone  for       Fund's Average         CLIAM for
Year                Services            Net Assets             Services
Ended               Rendered under      Represented by         Rendered
September           the Advisory        Keystone's Fee         under the
30,                 Agreement                                  SubAdvisory
                                                               Agreement
---------           --------------      --------------         ---------------
1996                $5,668,408          0.91%                  $1,561,491
1995                $3,009,974          0.98%                  $1,432,091
1994                $1,618,327          1.00%                  $809,163

DISTRIBUTION PLAN EXPENSES

Listed below are the amounts paid by each class of shares under its respective Distribution Plan to the Principal Underwriter for the fiscal year ended September 30, 1996. For more information, see "Distribution
Plans."

                    Class B Shares       Class B Shares
Class A             Sold Prior to        Sold on or            Class C
Shares              June 1, 1995         after June 1, 1995    Shares
--------            --------------       ------------------    ---------------
$454,608            $1,870,932           $1,340,049            $1,087,829


UNDERWRITING COMMISSIONS

For each of the Portfolio's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions (front-end sales charges, plus distribution fees, plus CDSCs) paid with respect to the public distribution of the Portfolio's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by the Principal Underwriter. For more information, see "Principal Underwriter" and "Sales Charges."

                                             Aggregate Dollar
                                             Amount of
Fiscal Year         Aggregate Dollar         Underwriting
Ended               Amount of                Commissions Retained
September           Underwriting             by the Principal
30,                 Commissions              Underwriter
-----------         ----------------         --------------------------------
1996                $6,424,039               $0
1995                $3,227,507               $0
1994                $2,918,303               $0

BROKERAGE COMMISSIONS

For each of the Portfolio's last three fiscal years, the table below lists the aggregate dollar amounts paid by the Portfolio in brokerage commissions. For more information, see "Brokerage."

For the                  Aggregate Dollar
Fiscal Year              Amount of Brokerage
Ended                    Commissions Paid
September 30,
--------------           -------------------------------------------
1996                     $1,809,181
1995                     $454,203
1994                     $668,228


--------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
--------------------------------------------------------------------------------

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten years periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added and, if applicable, the maximum sales charge and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The cumulative total returns for Class A shares for the five year period ended September 30, 1996 and the period from March 16, 1988 (commencement of operations) to September 30, 1996 were 103.41% and 181.79%, respectively. The average annual rates of return for Class A shares for the one and five year periods ended September 30, 1996 and the period from commencement of operations to September 30, 1996 were 4.82% (not including sales charge), 15.26% and 12.89%, respectively.

         The cumulative total returns for Class B and Class C shares for the period February 1, 1993 (commencement of operations) through fiscal year ended September 30, 1996 were 68.91% (including CDSCs), and 72.26%, respectively. The average annual rates of return for Class B and Class C shares for the one year period ended September 30, 1996 were 0.00% (including CDSCs) and 4.04%, respectively. The average annual rates of return for Class B and Class C shares for the period beginning February 1, 1993 (commencement of operations) through September 30, 1996 were 15.37% (including CDSCs) and 15.99%, respectively.

         Information on Class Y shares is not yet available.


--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission:

         Schedule of Investments as of September 30, 1996;

         Financial Highlights for each of the years in the eight-year period ended September 30, 1996 and the period from March 16, 1988 (Commencement of Operations) to September 30, 1988 for Class A shares;

         Financial Highlights for each of the years in the three-year period ended September 30, 1996 and for the period from February 1, 1993 (Date of Initial Public Offering) to September 30, 1993 for Class B and Class C shares;

         Statement of Assets and Liabilities as of September 30, 1996;

         Statement of Operations for the year ended September 30, 1996;

         Statements of Changes in Net Assets for each of the years in the two-year period ended September 30, 1996;

         Notes to Financial Statements; and

         Independent Auditors' Report dated November 1, 1996.

         A copy of the Fund's Annual Report will be furnished upon request and without charge. Requests may be made in writing to KIRC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling KIRC toll free at 1-800-343-2898.



--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


         State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund (the "Custodian"). The Custodian, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the Independent Auditors of the Fund.

         KIRC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone Investment Management Company and acts as transfer agent and dividend disbursing agent for the Fund.

         As of November 30, 1996, Merrill Lynch Pierce, Fenner & Smith, Attn:
Book Entry, 4800 Deer Lake Dr. E 3rd, FL, Jacksonville, Fl 32246-6484 owned 11.37% of the outstanding Class A shares of the Fund.

         As of November 30, 1996, Rofe & Co., P.O. Box 5061, Boston, MA 02206-5061 owned 36.89% of the outstanding Class A shares of the Fund.

         As of November 30, 1996, Merrill Lynch Pierce, Fenner & Smith, Atten:
Book Entry, 4800 Deer Lake Dr E 3rd Fl, Jacksonville, Fl 32246-6484 owned 27.14% of the outstanding Class B shares of the Fund.

         As of November 30, 1996, Merrill Lynch Pierce, Fenner & Smith, Atten:
Book Entry, 4800 Deer Lake Dr E 3rd Fl, Jacksonville, Fl 32246-6484 owned 50.02% of the outstanding Class C shares of the Fund.

         Except as otherwise stated in its prospectuses or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectuses, statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectuses and statement of additional information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, which may be obtained from the Securities and Exchange Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Securities and Exchange Commission.

         The Fund is one of 16 different investment companies in the Keystone America Fund Family, which offers a range of choices to serve shareholder needs. In addition to the Fund, the Keystone America Fund Family consists of the following Funds having the various investment objectives described below:

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND - Seeks high current income, consistent with low volatility of principal, by investing in adjustable rate securities issued by the U.S. government, its agencies or instrumentalities.

KEYSTONE FUND FOR TOTAL RETURN - Seeks total return from a combination of capital growth and income from dividend paying common stocks, preferred stocks, convertible bonds, other fixed-income securities and foreign securities (up to 50%).

KEYSTONE GOVERNMENT SECURITIES FUND - Seeks income and capital preservation from U.S. government securities.

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. - Seeks capital appreciation by investment primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.

KEYSTONE INTERMEDIATE TERM BOND FUND - Seeks income, capital preservation and price appreciation potential from investment grade corporate bonds.

KEYSTONE OMEGA FUND - Seeks maximum capital growth from common stocks and securities convertible into common stocks.

KEYSTONE STATE TAX FREE FUND - A mutual fund consisting of four separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STATE TAX FREE FUND - SERIES II - A mutual fund consisting of two separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STRATEGIC INCOME FUND - Seeks high yield and capital appreciation potential from corporate bonds, discount bonds, convertible bonds, preferred stock and foreign bonds (up to 25%).

KEYSTONE TAX FREE INCOME FUND - Seeks income exempt from federal income taxes and capital preservation from the four highest grades of municipal bonds.

KEYSTONE WORLD BOND FUND - Seeks total return from interest income, capital gains and losses and currency exchange gains and losses from investment in debt securities denominated in U.S. and foreign currencies.

KEYSTONE FUND OF THE AMERICAS - Seeks long-term growth of capital through investments in equity and debt securities in North America (the United States and Canada), and Latin America (Mexico and countries in South and Central America).

KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT FUND - Seeks long-term capital growth by investing primarily in equity securities.

KEYSTONE BALANCED FUND II - Seeks current income and capital appreciation consistent with the preservation of capital.

KEYSTONE SMALL COMPANY GROWTH FUND II - Seeks long-term growth of capital by investing primarily in equity securities with small market capitalizations.

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the United States ("U.S.") government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

COMMERCIAL PAPER

         Commercial paper, including commercial paper of foreign issuers, will consist of issues rated at the time of purchase A-1 by Standard & Poor's Corporation (S&P), or PRIME-1 by Moody's Investors Service, Inc., (Moody's); or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

A.       S&P RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         a. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       MOODY'S RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of PRIME-1 issuers is normally evidenced by the following characteristics:

         1)   leading market positions in well-established industries;
         2)   high rates of return on funds employed;
         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;
         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

U.S. CERTIFICATES OF DEPOSIT

         U.S. Certificates of deposit are receipts issued by a U.S. bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         U.S. Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks, including their branches abroad, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and of U.S. branches of foreign banks, each of which have total assets at the time of purchase in excess of $1 billion as of the date of their most recently published financial statements.

TIME DEPOSITS

         The Portfolio may acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Interamerican Development Bank. Additionally, the Fund may purchase time deposits certificates of deposit, bankers' acceptances or other similar obligations issued by non U. S. branches of foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Portfolio must have been accepted by commercial banks, having total deposits at the time of purchase in excess of $1 billion.

UNITED STATES GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance and securities issued by the Government National Mortgage Association ("GNMA").

         Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. While the Fund may invest in such instruments, United States government securities do not include international agencies or instrumentalities in which the United States government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.


                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

         An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC AND C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B.       MOODY'S CORPORATE BOND RATINGS

         Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable invest attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principle payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                       COMMON AND PREFERRED STOCK RATINGS

A.       S&P'S EARNINGS AND DIVIDEND RANKINGS FOR COMMON STOCKS

         Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, S&P believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

         Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

         S&P has established a computerized scoring system based on pershare earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these scores for earnings and dividends are determined.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

 A+ Highest             B+ Average           C Lowest
 A  High                B  Below Average     D In Reorganization
 A  Above Average       B  Lower

         S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.

B.       MOODY'S COMMON STOCK RANKINGS

         Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

         This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

         These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position Evaluation is represented by the following grades:

         (1)  High Grade
         (2)  Investment Grade
         (3)  Medium Grade
         (4)  Speculative Grade

C.       MOODY'S PREFERRED STOCK RATINGS

         Preferred stock ratings and their definitions are as follows:

         1. aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         2. aa: An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         3. a: An issue which is rated "a" is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         4. baa: An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         5. ba: An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         6. b: An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         7. caa: An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         8. ca: An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

         9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits


Item 24 (a).      Financial Statements

The following financial statements are hereby incorporated by reference from Registrant's Annual Report, as filed with the Securities and Exchange Commission.


Schedule of Investments                       September 30, 1996

Financial Highlights

     Class A Shares                           For each of the years in the
                                              eight-year period ended
                                              September 30, 1996, and the
                                              period March 16, 1988
                                              (commencement of operations) to
                                              September 30, 1988

     Class B Shares                           For each of the years in the
                                              three-year period ended
                                              September 30, 1996, and the
                                              period February 1, 1993 (date of
                                              initial public offering) to
                                              September 30, 1993

     Class C Shares                           For each of the years in the
                                              three-year period ended
                                              September 30, 1996, and the
                                              period February 1, 1993 (date of
                                              initial public offering)
                                              to September 30, 1993

Statement of Assets and                       September 30, 1996
Liabilities

Statement of Operations                       Year ended
                                              September 30, 1996

Statements of Changes in                      Two years ended
Net Assets                                    September 30, 1996

Notes to Financial Statements


Independent Auditors' Report                  November 1, 1996


All other schedules are omitted as the required information is inapplicable.

(24)(b)  Exhibits

 (1) Registrant's Declaration of Trust, as amended (the "Declaration of Trust")(1).

         Third Amendment to Declaration of Trust(2).

 (2)     Registrant's By-Laws, as amended (the "By-Laws")(1, 3).

         Amendment to By-Laws(2).

 (3)     Not applicable.

 (4)(A)  Form of Registrant's Share Certificate(3).

    (B)  Declaration of Trust(1).

    (C)  By-Laws(1).

 (5)(A) Investment Advisory Agreement between Registrant and Keystone Investment Management Company (the "Advisory Agreement")(1).

    (B) Subadvisory Agreement between Keystone Investment Management Company and Credit Lyonnais International Asset Management N.A., as amended (the "Subadvisory Agreement")(1).

 (6)(A) Forms of Principal Underwriting Agreements, with respect to Class A, B and C shares, between Registrant and Keystone Investment Distributors Company, as amended (the "Class A, B and C Underwriting Agreements")
         (1).

    (B) Forms of Dealer Agreements, with respect to Class A, B and C shares, used by Keystone Investment Distributors Company(1).

    (C) Underwriting Agreement, with respect to Class A shares, between Registrant and Kokusai Securities Co., Ltd., as amended (the "Kokusai Underwriting Agreement")(2).

    (D) Form of Principal Underwriting Agreement, with respect to Class Y shares, between Registrant and Keystone Investment Distributors Company (the "Class Y Underwriting Agreement")(2).

 (7)     Not applicable.

 (8) Form of Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank & Trust Company, as amended (the "Custody Agreement")(1).

 (9)     Not applicable.

(10)     Opinion and consent of counsel(4).

(11)     Independent Auditors' Consent(2).

(12)     Not applicable.

(13)     Subscription Agreements(3, 5).

(14) Model plans used in the establishment of retirement plans in connection with which Registrant offer its securities (6).

(15)     Registrant's Class A, B and C Distribution Plans(1).

(16)     Schedules for computation of total return(2).

(17)     Financial Data Schedules(2).

(18)     Registrant's revised Multiple Class Plan adopted pursuant to Rule
         18f-3(2).

(19)     Powers of Attorney(2).

---------------------------------

(1)  Filed with Post-Effective Amendment No. 12 ("Post-Effective Amendment
     No. 12") to Registration Statement No. 33-18774/811-5404 (the "Registration Statement") and incorporated by reference herein.

(2)  Filed herewith.

(3) Filed with Pre-Effective Amendment No. 2 to the Registration Statement and incorporated by reference herein.

(4) Filed with Registrant's Rule 24f-2 Notice for the fiscal year ended September 30, 1996 (the "Rule 24f-2 Notice") and incorporated by reference herein.

(5) Filed with the Registration Statement and incorporated by reference herein.

(6) Filed with Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96 and incorporated by reference herein.


Item 25.  Persons Controlled by or Under Common Control With Registrant

          Not applicable.


Item 26.  Number of Holders of Securities

                                             Number of Record Holders
          Title of Class                     as of November 30, 1996
          --------------                     -------------------------

          Shares of Beneficial                  Class A -   8,876
          Interest, without par                 Class B -  24,683
          value                                 Class C -   4,777


Item 27. Indemnification

     Provisions for the indemnification of Registrant's Trustees and officers are contained in Article VIII of the Declaration of Trust, a copy of which was filed with Post-Effective Amendment No. 12 and is incorporated by reference herein.

     Provisions for the indemnification of Keystone Investment Management Company and Credit Lyonnais International Asset Management, N.A. Registrant's investment adviser and subadviser, respectively, are contained in Section 6 of the Advisory Agreement and Section 6 of the Subadvisory Agreement, copies of which were filed with Post-Effective Amendment No. 12 and are incorporated by reference herein.

     Provisions for the indemnification of Keystone Investment Distributors Company, Registrant's principal underwriter, are contained in Section 9 of the Class A, B and C Underwriting Agreements and the Class Y Underwriting Agreement, copies of which were filed with Post-Effective Amendment No. 12 and herewith, respectively, and are incorporated by reference herein.

     Provisions for the indemnification of Kokusai Securities Co., Ltd., the Registrant's underwriter in Japan, are contained in Section 11 of the Kokusai Underwriting Agreement, a copy of which is filed herewith.

Item 28.  Businesses and Other Connections of Investment Advisers

     The following tables list the names of the various officers and directors of Keystone Investment Management Company and Credit Lyonnais Asset Management (North America), Registrant's investment adviser and subadviser, respectively, and their respective positions. For each named individual, the tables list, for at least the past two fiscal years, (i) any other organizations with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,               Chief Executive Officer,
                                     Chief Executive          President and Director:
                                     Officer,and                Keystone Investments, Inc.
                                     Director                   Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Investor Resource Center, Inc.
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Former Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.

Philip M. Byrne                     Director                  President and Director:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President:
                                                                Keystone Investments, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Director,                  Director, Senior Vice President
Godfrey                             Senior Vice President,    President, Chief Financial Officer and Treasurer:
                                    Treasurer and               Keystone Investments, Inc.
                                    Chief Financial Officer     Keystone Investment Distributors Company
                                                              Treasurer and Director:
                                                                Keystone Management, Inc.
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

James R. McCall                    Director and               None
                                    President

Ralph J.                           Director                   President and Director:
Spuehler, Jr.                                                   Keystone Investment Distributors Company
                                                              Senior Vice President and Director:
                                                                Keystone Investments, Inc.
                                                              Chairman and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Keystone Management, Inc.
                                                              Formerly President:
                                                                Keystone Management, Inc.
                                                              Formerly Treasurer:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone America Hartwell Growth Fund, Inc.

Rosemary D.                        Senior Vice                General Counsel, Senior Vice President and Secretary:
Van Antwerp                         President,                  Keystone Investments, Inc.
                                    General Counsel           Senior Vice President and General Counsel:
                                    and Secretary               Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Former Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

Robert K.                          Vice President             None
Baumback

Betsy A. Blacher                   Senior Vice                None
                                    President

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

John F. Addeo                      Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medvedeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H.                         Vice President             None
Parsons

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Mary J. Willis                     Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Wanble                  Vice President             None

Walter Zagrobski                   Vice President             None

Joseph J.                          Asst. Vice President       None
Decristofaro

                        LIST OF OFFICERS AND DIRECTORS OF
                CREDIT LYONNAIS ASSET MANAGEMENT (NORTH AMERICA)

                                   Position with
                                   Credit Lyonnais
                                   Asset Management          Other Business
Name                               (North America)           Affiliations
----                               ----------------          --------------

Norman Steinberg                   Senior Vice President     None

Joan Baume                         Director                  None

Maurice Monbaron                   Director                  None

Goodbody Secretarial, Inc.         Secretary                 None





Item 29.  Principal Underwriter


     (a) Keystone Investment Distributors Company, which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

           Keystone Quality Bond Fund (B-1)
           Keystone Diversified Bond Fund (B-2)
           Keystone High Income Bond Fund (B-4)
           Keystone Balanced Fund (K-1)
           Keystone Strategic Growth Fund (K-2)
           Keystone Growth and Income Fund (S-1)
           Keystone Mid-Cap Growth Fund S-3)
           Keystone Small Company Growth Fund (S-4)
           Keystone America Hartwell Emerging Growth Fund, Inc.
           Keystone Balanced Fund II
           Keystone Capital Preservation and Income Fund
           Keystone Emerging Markets Fund
           Keystone Fund for Total Return
           Keystone Fund of the Americas
           Keystone Global Resources and Development Fund
           Keystone Government Securities Fund
           Keystone Intermediate Term Bond Fund
           Keystone International Fund Inc.
           Keystone Liquid Trust
           Keystone Omega Fund
           Keystone Precious Metals Holdings, Inc.
           Keystone Small Company Growth Fund II
           Keystone State Tax Free Fund
           Keystone State Tax Free Fund - Series II
           Keystone Strategic Income Fund
           Keystone Tax Free Income Fund
           Keystone Tax Free Fund
           Keystone World Bond Fund

     (b) The following table lists additional information for each director and officer of Registrant's acting principal underwriter see the following pages.


                                Positions with
                                Keystone Investment          Positions with
Name                            Distributors Company         Registrant
----                            --------------------         --------------

Ralph J. Spuehler*              Director, President          None

Edward F. Godfrey*              Director, Senior Vice        Senior Vice
                                President, Treasurer         President
                                and Chief Financial
                                Officer

Rosemary D. Van Antwerp*        Director, Senior Vice        Senior Vice
                                President, General           President
                                Counsel and Secretary        and Secretary

Albert H. Elfner, III*          Director                     President

Charles W. Carr*                Senior Vice President        None

Peter M. Delehanty*             Senior Vice President        None

J. Kevin Kenely*                Vice President               None

John D. Rogol*                  Vice President and           None
                                 Controller

C. Kenneth Molander             Divisional Vice              None
8 King Edward Drive             President
Londenderry, NH 03053

William L. Carey, Jr.           Regional Manager and         None
4 Treble Lane                   Vice President
Malvern, PA  19355

John W. Crites                  Regional Manager and         None
2769 Oakland Circle W.          Vice President
Aurora, CO 80014

Richard J. Fish                 Regional Manager and         None
309 West 90th Street            Vice President
New York, NY  10024

Michael E. Gathings             Regional Vice                None
245 Wicklawn Way                President
Roswell, GA  30076

Paul D. Graffy                  Regional Manager and         None
15509 Janas Drive               Vice President
Lockport, IL  60441

Robert G. Holz, Jr.             Regional Manager and         None
313 Meadowcrest Drive           President
Richardson, Texas 75080

Todd L. Kobrin                  Regional Manager and         None
20 Iron Gate                    Vice President
Metuchen, NJ 08840

Ralph H. Johnson                Regional Manager and         None
345 Masters Court, #2           Vice President
Walnut Creek, CA 94598

Paul J. McIntyre                Regional Manager and         None
118 Main Center #203            Vice President
Northville, MI 48167

Robert P. Muligan*              Regional Manager and         None
                                Vice President

Alan V. Niemi                   Regional Manager and         None
3511 Grant Street               Vice President
Lee's Summit, MO  64064

Matthew D. Twomey               Regional Vice                None
9627 Sparrow Court              President
Ellicott City, MD 21042

Raymond P. Ajemian*             Manager and                  None
                                Vice President

Jonathan I. Cohen*              Vice President               None

Michael S. Festa*               Vice President               None

Russell A. Haskell*             Vice President               None

Jeffrey M. Landes               Vice President               None

Joan M. Balchunas*              Assistant Vice               None
                                President

Julie A. Robinson               Vice President               None

John M. McAllister*             Vice President               None

Thomas J. Gainey*               Assistant Vice               None
                                President

Lyman Jackson*                  Assistant Vice               None
                                President

Eric S. Jeppson*                Assistant Vice               None
                                President

Mark Minnucci*                  Assistant Vice               None
                                President

Ashley M. Norwood*              Assistant Vice               None
                                President

* Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034


Item 29(c). - Not applicable


Item 30.  Location of Accounts and Records

          Keystone Investments, Inc.
          200 Berkeley Street
          Boston, Massachusetts 02116-5034

          Credit Lyonnais Asset Management (North America)
          99 Wall Street
          New York, New York  10005

          Iron Mountain
          3431 Sharp Slot Road
          Swansea, MA  02277

          State Street Bank and Trust Company
          1776 Heritage Drive
          Quincy, Massachusetts 02171


Item 31.  Management Services

          Not applicable.


Item 32.  Undertakings

     Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of the Registrant's prospectus is delivered.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the 9th day of December, 1996.



                                       KEYSTONE GLOBAL OPPORTUNITIES FUND


                                       By: /s/ Rosemary D. Van Antwerp
                                           ---------------------------
                                           Rosemary D. Van Antwerp
                                           Senior Vice President and
                                           Secretary



     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registrant's registration statement has been signed below by the following persons in the capacities indicated on the 9th day of December, 1996.


SIGNATURES                             TITLE


/s/ George S. Bissell                  Chairman of the Board and Trustee
---------------------------
George S. Bissell*

                                       President, Chief Executive Officer
/s/ Albert H. Elfner, III              and Trustee
---------------------------
Albert H. Elfner, III*

                                       Treasurer (Principal Financial
/s/ J. Kevin Kenely                    and Accounting Officer)
---------------------------
J. Kevin Kenely*



                                       *By:/s/ James M. Wall
                                           --------------------------
                                           James M. Wall**
                                           Attorney-in-Fact

SIGNATURES                             TITLE


/s/ Frederick Amling                   Trustee
---------------------------
Frederick Amling*

/s/ Charles A. Austin, III             Trustee
---------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell                  Trustee
---------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin                  Trustee
---------------------------
Charles F. Chapin*

/s/ K. Dun Gifford                     Trustee
---------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.                   Trustee
---------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.                 Trustee
---------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson                Trustee
---------------------------
David M. Richardson*

/s/ Richard J. Shima                   Trustee
---------------------------
Richard J. Shima*

/s/ Andrew J. Simons                   Trustee
---------------------------
Andrew J. Simons*



                                       *By /s/ James M. Wall
                                           --------------------------
                                           James M. Wall**
                                           Attorney-in-Fact


** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS

                                                                     Page Number
                                                                   In Sequential
Exhibit Number      Exhibit                                     Numbering System
--------------      -------                                     ----------------
      1             Declaration of Trust(1)

                    Third Amendment to Declaration of Trust  (2)

      2             By-Laws (1, 3)

                    Amendment to By-Laws  (2)

      4    (A)      Specimen Share Certificate  (3)

           (B)      Declaration of Trust (1)

           (C)      By-Laws (1)

      5    (A)      Advisory Agreement  (1)

           (B)      Subadvisory Agreement  (1)

      6    (A)      Class A, B and C Underwriting Agreements  (1)

           (B)      Dealers Agreement  (1)

           (C)      Kokusai Underwriting Agreement  (2)

           (D)      Class Y Underwriting Agreement  (2)

      8             Custody Agreement (1)

     10             Opinion and Consent of Counsel (4)

     11             Independent Auditors' Consent (2)

     13             Subscription Agreements  (3, 5)

     14             Model Retirement Plans  (6)

     15             Class A, B and C Distribution Plans (1)

     16             Performance Data Schedules  (2)

     17             Financial Data Schedules (filed as Exhibit 27) (2)

     18             Revised Multiple Class Plan  (2)

     19             Powers of Attorney  (2)

--------------------

(1)  Incorporated herein by reference to Post-Effective Amendment No. 12.

(2)  Filed herewith.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement.

(4)  Incorporated by reference to the Rule 24f-2 Notice.

(5)  Incorporated by reference to the Registration Statement.

(6) Incorporated herein by reference to Post-Effective Amendment No. 66 to Registration Statement 2-10527/811-96.